UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Richard C. Noyes, Esq.
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  March 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.43%
Consumer Discretionary		21.18%
Hotels Restaurants & Leisure		6.36%
Carnival Corp.	9,620	$507,647
Las Vegas Sands Corp.	12,800	661,504
Starbucks Corp.	9,720	580,284
		1,749,435

Household Durables		2.17%
Mohawk Industries Inc.**	3,135	598,472

Internet & Catalog Retail		5.42%
Amazon.com Inc.**	1,750	1,038,870
Priceline Group Inc.**	350	451,136
		1,490,006

Specialty Retail		7.23%
Home Depot Inc.	7,385	985,381
O'Reilly Automotive Inc.**	1,800	492,588
TJX Companies Inc.	6,510	510,058
		1,988,027

Total Consumer Discretionary
(Cost $4,593,756)		5,825,940

Consumer Staples		8.23%
Beverages		1.89%
Monster Beverage Corp.**	3,910	521,516

Food & Staples Retailing		4.28%
Costco Wholesale Corp.	3,030	477,467
CVS Health Corp.	6,740	699,140
		1,176,607

Personal Products		2.06%
Estee Lauder Companies Inc. - Class A	6,010	566,803

Total Consumer Staples
(Cost $1,971,800)		2,264,926

Energy		4.36%
Energy Equipment & Services		2.04%
Schlumberger Ltd.	7,610	561,237

Oil Gas & Consumable Fuels		2.32%
EOG Resources Inc.	8,770	636,527

Total Energy
(Cost $1,306,086)		1,197,764

Financials		2.97%
Banks		1.51%
JPMorgan Chase & Co.	7,010	415,132

Capital Markets		1.46%
BlackRock Inc.	1,180	401,873

Total Financials
(Cost $858,185)		817,005

Health Care		14.02%
Biotechnology		6.29%
Celgene Corp.**	8,910	891,802
Gilead Sciences Inc.	9,120	837,763
		1,729,565

Health Care Equipment & Supplies		2.04%
Becton Dickinson and Co.	3,700	561,734

Health Care Providers & Services		1.32%
Anthem Inc.	2,610	362,764

Life Sciences Tools & Services		2.37%
Thermo Fisher Scientific Inc.	4,610	652,730
Pharmaceuticals		2.00%
Bristol-Myers Squibb Co.	8,600	$549,368

Total Health Care
(Cost $3,369,053)		3,856,161

Industrials		11.37%
Aerospace & Defense		2.90%
Raytheon Co.	2,620	321,291
TransDigm Group Inc.**	2,160	475,934
		797,225

Airlines		1.95%
American Airlines Group Inc.	13,120	538,051

Industrial Conglomerates		1.59%
Danaher Corp.	4,600	436,356

Machinery		2.99%
Parker Hannifin Corp.	3,700	410,996
Snap-on Inc.	2,620	411,314
		822,310

Road & Rail		1.94%
Union Pacific Corp.	6,710	533,780

Total Industrials
(Cost $3,107,643)		3,127,722

Information Technology		35.25%
Internet Software & Services		11.75%
Alphabet Inc. - Class A**	2,250	1,716,525
Facebook Inc. - Class A**	13,290	1,516,389
		3,232,914

IT Services		8.25%
Alliance Data Systems Corp.**	3,030	666,600
Cognizant Technology Solutions Corp. - Class A**	8,910	558,657
Visa Inc. - Class A	13,640	1,043,187
		2,268,444

Semiconductors & Semiconductor Equipment		5.84%
Broadcom Ltd. (Singapore)	5,710	882,195
NXP Semiconductor N.V. (Netherlands)**	8,930	723,955
		1,606,150

Software		1.56%
Salesforce.com Inc.**	5,800	428,214

Technology Hardware Storage & Peripherals		7.85%
Apple Inc.	19,819	2,160,073

Total Information Technology
(Cost $6,252,206)		9,695,795

Materials		2.05%
Chemicals		2.05%
Sherwin-Williams Co.	1,980	563,647

Total Materials
(Cost $511,597)		563,647

Total Common Stocks
(Cost $21,970,326)		27,348,960

MONEY MARKET MUTUAL FUNDS		1.29%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	353,967	353,967

Total Money Market Mutual Funds
(Cost $353,967)		353,967
Total Investments
(Cost $22,324,293)	100.72%	27,702,927

Liabilities in Excess of Other Assets	(0.72%)	(198,060)

Net Assets	100.00%	$27,504,867

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.71%
Consumer Discretionary		27.47%
Auto Components		1.78%
Goodyear Tire & Rubber Co.	39,250	$1,294,465

Automobiles		1.17%
Tesla Motors Inc.**	3,722	855,204

Hotels Restaurants & Leisure		6.56%
Chipotle Mexican Grill Inc.**	2,868	1,350,742
Royal Caribbean Cruises Ltd.	18,500	1,519,775
Wynn Resorts Ltd.	20,396	1,905,598
		4,776,115

Household Durables		2.73%
DR Horton Inc.	29,841	902,094
Mohawk Industries Inc.**	5,700	1,088,130
		1,990,224

Leisure Equipment & Products		2.19%
Hasbro Inc.	19,920	1,595,592

Multiline Retail		1.92%
Dollar Tree Inc.**	16,950	1,397,697

Specialty Retail		6.47%
Advance Auto Parts Inc.	7,000	1,122,380
Ross Stores Inc.	24,800	1,435,920
Tractor Supply Co.	23,840	2,156,566
		4,714,866

Textiles Apparel & Luxury Goods		4.65%
Deckers Outdoor Corp.**	19,200	1,150,272
Under Armour Inc. - Class A**	26,372	2,237,137
		3,387,409

Total Consumer Discretionary
(Cost $16,980,766)		20,011,572

Consumer Staples		5.32%
Beverages		4.38%
Constellation Brands Inc. - Class A	11,000	1,661,990
Monster Beverage Corp.**	11,500	1,533,870
		3,195,860

Food Products		0.94%
The WhiteWave Foods Co.**	16,800	682,752

Total Consumer Staples
(Cost $3,880,036)		3,878,612

Energy		3.10%
Oil, Gas & Consumable Fuels		3.10%
Concho Resources Inc.**	14,900	1,505,496
Newfield Exploration Co.**	22,550	749,787
		2,255,283

Total Energy
(Cost $1,782,144)		2,255,283

Financials		8.74%
Banks		3.75%
Bank of the Ozarks Inc.	35,390	1,485,318
Signature Bank**	9,150	1,245,498
		2,730,816
Capital Markets		1.26%
E*Trade Financial Corp.**	37,550	$919,600

Diversified Financial Services		3.73%
CBOE Holdings, Inc.	27,800	1,816,174
MSCI Inc.	12,150	900,072
		2,716,246

Total Financials
(Cost $6,108,785)		6,366,662

Health Care		14.38%
Biotechnology		1.82%
BioMarin Pharmaceutical Inc.**	16,070	1,325,454

Health Care Equipment & Supplies		3.64%
Hologic Inc.**	31,500	1,086,750
Intuitive Surgical Inc.**	2,600	1,562,730
		2,649,480

Healthcare Providers & Services		5.20%
Centene Corp.**	17,900	1,102,103
Diplomat Pharmacy Inc.**	36,250	993,250
Henry Schein Inc.**	9,800	1,691,774
		3,787,127

Life Sciences, Tools & Services		2.12%
Agilent Technologies Inc.	38,850	1,548,172

Pharmaceuticals		1.60%
Jazz Pharmaceuticals PLC**	8,950	1,168,422

Total Health Care
(Cost $10,404,676)		10,478,655

Industrials		13.91%
Aerospace & Defense		1.48%
TransDigm Group Inc.**	4,900	1,079,666

Airlines		2.40%
United Continental Holdings Inc.**	29,191	1,747,373

Building Products		1.50%
Lennox International Inc.	8,106	1,095,850

Commercial Services & Supplies		1.34%
Waste Connections Inc.	15,080	974,017

Machinery		1.85%
Snap-on Inc.	8,600	1,350,114

Professional Services		2.59%
Verisk Analytics Inc.**	23,610	1,886,911

Road & Rail		1.57%
Kansas City Southern	13,350	1,140,758

Trading Companies & Distributors		1.18%
United Rentals Inc.**	13,850	861,332

Total Industrials
(Cost $8,640,929)		10,136,021

Information Technology		18.65%
Communications Equipment		3.70%
Harris Corp.	13,400	1,043,324
Palo Alto Networks Inc.**	10,116	1,650,324
		2,693,648

Internet Software & Services		1.62%
LinkedIn Corp. - Class A**	10,300	1,177,805
IT Services		6.78%
Alliance Data Systems Corp.**	10,220	$2,248,400
Fiserv Inc.**	26,203	2,687,904
		4,936,304

Semiconductors & Semiconductor Equipment		2.11%
Lam Research Corp.	18,650	1,540,490

Software		4.44%
Electronic Arts Inc.**	28,190	1,863,641
Ultimate Software Group Inc.**	7,100	1,373,850
		3,237,491

Total Information Technology
(Cost $12,775,246)		13,585,738

Materials		5.14%
Chemicals		5.14%
Albemarle Corp.	22,750	1,454,407
Sherwin-Williams Co.	8,050	2,291,594
		3,746,001

Total Materials
(Cost $2,995,250)		3,746,001

Total Common Stocks
(Cost $63,567,832)		70,458,544

MONEY MARKET MUTUAL FUNDS		2.07%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	1,510,648	1,510,648

Total Money Market Mutual Funds
(Cost $1,510,648)		1,510,648

Total Investments
(Cost $65,078,480)	98.78%	71,969,192

Other Assets in Excess of Liabilities	1.22%	887,649

Net Assets	100.00%	$72,856,841

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.98%
Consumer Discretionary		24.66%
Automobiles		2.16%
Tesla Motors Inc.**	4,580	$1,052,347

Hotels Restaurants & Leisure		6.79%
Chipotle Mexican Grill Inc.**	3,092	1,456,239
Wynn Resorts Ltd.	19,890	1,858,323
		3,314,562

Multiline Retail		3.67%
Dollar Tree Inc.**	21,700	1,789,382

Specialty Retail		6.95%
Ross Stores Inc.	30,000	1,737,000
Tractor Supply Co.	18,320	1,657,227
		3,394,227

Textiles Apparel & Luxury Goods		5.09%
Under Armour Inc. - Class A**	29,276	2,483,483

Total Consumer Discretionary
(Cost $10,689,248)		12,034,001

Consumer Staples		6.72%
Beverages		6.72%
Constellation Brands Inc. - Class A	11,300	1,707,317
Monster Beverage Corp.**	11,800	1,573,884
		3,281,201

Total Consumer Staples
(Cost $3,237,119)		3,281,201

Energy		3.64%
Oil Gas & Consumable Fuels		3.64%
Concho Resources Inc.**	17,600	1,778,304

Total Energy
(Cost $1,255,290)		1,778,304

Financials		9.51%
Banks		6.35%
Bank of the Ozarks Inc.	37,500	1,573,875
Signature Bank**	11,200	1,524,544
		3,098,419

Diversified Financial Services		3.16%
CBOE Holdings Inc.	23,600	1,541,788

Total Financials
(Cost $4,605,101)		4,640,207

Health Care		15.10%
Biotechnology		3.00%
BioMarin Pharmaceutical Inc.**	17,740	1,463,195

Health Care Equipment & Services		6.33%
Hologic Inc.**	37,200	1,283,400
Intuitive Surgical Inc.**	3,000	1,803,150
		3,086,550

Health Care Providers & Services		2.40%
Diplomat Pharmacy Inc.**	42,800	1,172,720

Life Sciences Tools & Services		3.37%
Agilent Technologies Inc.	41,300	1,645,805

Total Health Care
(Cost $8,194,191)		7,368,270

Industrials		16.58%
Aerospace & Defense		3.70%
TransDigm Group Inc.**	8,200	1,806,788
Airlines		4.17%
United Continental Holdings Inc.**	34,000	$2,035,240

Commercial Services & Supplies		2.97%
Waste Connections Inc.	22,400	1,446,816

Professional Services		3.78%
Verisk Analytics Inc.**	23,110	1,846,951

Road & Rail		1.96%
Kansas City Southern	11,200	957,040

Total Industrials
(Cost $7,309,596)		8,092,835

Information Technology		18.04%
Communications Equipment		3.11%
Palo Alto Networks Inc.**	9,300	1,517,202

Internet Software & Services		2.36%
LinkedIn Corp. - Class A**	10,095	1,154,363

IT Services		9.95%
Alliance Data Systems Corp.**	8,600	1,892,000
Fiserv Inc.**	28,900	2,964,562
		4,856,562

Software		2.62%
The Ultimate Software Group Inc.**	6,600	1,277,100

Total Information Technology
(Cost $8,874,436)		8,805,227

Materials		3.73%
Chemicals		3.73%
Sherwin-Williams Co.	6,400	1,821,888

Total Materials
(Cost $1,531,541)		1,821,888

Total Common Stocks
(Cost $45,696,522)		47,821,933

Total Investments
(Cost $45,696,522)	97.98%	47,821,933

Other Assets in Excess of Liabilities	2.02%	983,653

Net Assets	100.00%	$48,805,586

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.31%
Consumer Discretionary		14.04%
Diversified Consumer Services		3.27%
2U Inc.**	2,299	$51,957
Bright Horizons Family Solutions Inc.**	1,010	65,428
Grand Canyon Education Inc.**	2,096	89,583
		206,968

Hotels Restaurants & Leisure		4.72%
Shake Shack Inc. - Class A**	1,792	66,877
Vail Resorts Inc.	1,068	142,792
Zoe's Kitchen Inc.**	2,301	89,716
		299,385

Household Durables		2.10%
CalAtlantic Group Inc.	1,805	60,323
iRobot Corp.**	2,061	72,754
		133,077

Media		1.18%
IMAX Corp. (Canada)**	2,415	75,082

Specialty Retail		2.77%
Burlington Stores Inc.**	1,690	95,045
Five Below Inc.**	1,943	80,324
		175,369

Total Consumer Discretionary
(Cost $795,244)		889,881

Consumer Staples		3.79%
Food & Staples Retailing		3.79%
Natural Grocers by Vitamin Cottage Inc.**	4,261	90,631
PriceSmart Inc.	1,767	149,453
		240,084

Total Consumer Staples
(Cost $248,094)		240,084

Energy		4.33%
Energy Equipment & Services		0.98%
Patterson-UTI Energy Inc.	3,533	62,252

Oil Gas & Consumable Fuels		3.35%
Diamondback Energy Inc.**	907	70,002
PDC Energy Inc.**	1,485	88,283
Synergy Resources Corp.**	6,906	53,660
		211,945

Total Energy
(Cost $276,465)		274,197

Financials		12.20%
Banks		4.11%
Bank of the Ozarks Inc.	2,173	91,201
Customers Bancorp Inc.**	2,875	67,936
Eagle Bancorp Inc.**	2,115	101,520
		260,657

Capital Markets		3.40%
Evercore Partners Inc. - Class A	3,141	162,547
Financial Engines Inc.	1,690	53,117
		215,664

Diversified Financial Services		1.51%
MarketAxess Holdings Inc.	766	95,620

Real Estate Investment Trusts (REITs)		1.81%
QTS Realty Trust Inc. - Class A	2,424	114,849

Thrift & Mortgage Finance		1.37%
LendingTree Inc.**	885	86,535

Total Financials
(Cost $670,949)		773,325
Health Care		21.79%
Biotechnology		4.68%
Anacor Pharmaceuticals Inc.**	780	$41,691
Insmed Inc.**	4,339	54,975
MacroGenics Inc.**	2,195	41,156
Prothena Corp. PLC (Ireland)**	1,160	47,746
Sage Therapeutics Inc.**	1,618	51,873
T2 Biosystems Inc.**	6,036	59,515
		296,956

Health Care Equipment & Supplies		9.45%
Align Technology Inc.**	1,460	106,128
ConforMIS Inc.**	4,216	45,322
Glaukos Corp.**	4,440	74,858
Neovasc Inc. (Canada)**	8,127	34,702
Nevro Corp.**	1,535	86,359
Novadaq Technologies Inc. (Canada)**	5,360	59,442
NxStage Medical Inc.**	5,905	88,516
Oxford Immunotec Global PLC (Great Britain)**	4,970	49,253
Veracyte Inc.**	10,028	54,151
		598,731

Health Care Providers & Services		2.78%
Acadia Healthcare Co. Inc.**	1,162	64,038
HealthEquity Inc.**	4,540	112,002
		176,040

Health Care Technology		1.14%
Veeva Systems Inc. - Class A**	2,880	72,115

Life Sciences Tools & Services		1.02%
Albany Molecular Research Inc.**	4,215	64,447

Pharmaceuticals		2.72%
Intersect ENT Inc.**	4,615	87,685
Intra-Cellular Therapies Inc.**	983	27,328
Pacira Pharmaceuticals Inc.**	1,085	57,483
		172,496

Total Health Care
(Cost $1,681,792)		1,380,785

Industrials		9.51%
Building Products		0.77%
Lennox International Inc.	360	48,668

Commercial Services & Supplies		2.89%
Herman Miller Inc.	3,180	98,230
Ritchie Bros Auctioneers Inc.	3,128	84,706
		182,936

Electrical Equipment		1.06%
Generac Holdings Inc.**	1,800	67,032

Machinery		1.21%
Proto Labs Inc.**	1,000	77,090

Professional Services		2.40%
Advisory Board Co.**	2,071	66,790
Huron Consulting Group Inc.**	1,463	85,132
		151,922

Road & Rail		1.18%
Saia Inc.**	2,670	75,161

Total Industrials
(Cost $655,736)		602,809

Information Technology		26.25%
Communications Equipment		1.30%
Arista Networks Inc.**	1,302	82,156

Internet Software & Services		2.55%
GoDaddy Inc. - Class A**	3,180	102,810
Zillow Group Inc. - Class A**	2,304	58,867
		161,677
Semiconductors & Semiconductor Equipment		9.51%
Ambarella Inc.**	1,920	$85,824
Cavium Inc.**	1,153	70,517
Inphi Corp.**	3,608	120,291
M/A-COM Technology Solutions Holdings Inc.**	2,270	99,403
Microsemi Corp.**	2,768	106,042
Monolithic Power Systems Inc.	1,895	120,598
		602,675

Software		12.89%
Cyber-Ark Software Ltd.**	1,489	63,476
Fortinet Inc.**	1,600	49,008
Globant SA (Luxembourg)**	2,403	74,157
Guidewire Software Inc.**	1,187	64,668
Proofpoint Inc.**	1,731	93,093
RingCentral Inc. - Class A**	4,944	77,868
Take-Two Interactive Software Inc.**	3,271	123,219
Tyler Technologies Inc.**	605	77,809
Ultimate Software Group Inc.**	576	111,456
Zendesk Inc.**	3,937	82,401
		817,155

Total Information Technology
(Cost $1,412,695)		1,663,663

Materials		2.84%
Chemicals		2.84%
Flotek Industries Inc.**	6,160	45,153
PolyOne Corp.	4,453	134,703
		179,856

Total Materials
(Cost $224,768)		179,856

Telecommunication Services		1.56%
Diversified Telecommunication Services		1.56%
Cogent Communications Holdings Inc.	2,525	98,551

Total Telecommunication Services
(Cost $91,821)		98,551

Total Common Stocks
(Cost $6,057,564)		6,103,151

MONEY MARKET MUTUAL FUNDS		3.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	189,984	189,984

Total Money Market Mutual Funds
(Cost $189,984)		189,984

Total Investments
(Cost $6,247,548)	99.31%	6,293,135

Other Assets in Excess of Liabilities	0.69%	43,763

Net Assets	100.00%	$6,336,898

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.32%
Consumer Discretionary		13.99%
Hotels Restaurants & Leisure		7.03%
McDonald's Corp.	11,535	$1,449,719
Sodexo SA (France)	13,741	1,481,344
		2,931,063

Leisure Equipment & Products		3.32%
Mattel Inc.	41,140	1,383,127

Multiline Retail		3.64%
Target Corp.	18,441	1,517,325

Total Consumer Discretionary
(Cost $4,727,018)		5,831,515

Consumer Staples		17.38%
Food & Staples Retailing		3.65%
Wal-Mart Stores Inc.	22,207	1,520,958

Food Products		6.77%
General Mills Inc.	22,951	1,453,946
Nestle SA ADR (Switzerland)	18,345	1,368,720
		2,822,666

Household Products		3.53%
Kimberly-Clark Corp.	10,934	1,470,732

Tobacco		3.43%
British American Tobacco PLC ADR (United Kingdom)	12,215	1,428,056

Total Consumer Staples
(Cost $6,011,460)		7,242,412

Energy		6.54%
Oil Gas & Consumable Fuels		6.54%
Occidental Petroleum Corp.	20,121	1,376,880
Total SA ADR (France)	29,630	1,345,795
		2,722,675

Total Energy
(Cost $2,433,811)		2,722,675

Financials		9.50%
Banks		3.08%
US Bancorp	31,606	1,282,887

Insurance		6.42%
Allianz SE (Germany)	7,814	1,271,048
Chubb, Ltd.	11,800	1,405,970
		2,677,018

Total Financials
(Cost $3,884,850)		3,959,905

Health Care		15.59%
Biotechnology		3.31%
AbbVie Inc.	24,189	1,381,675

Health Care Equipment & Supplies		3.62%
Baxter International Inc.	36,711	1,508,088

Pharmaceuticals		8.66%
Novartis AG ADR (Switzerland)	15,859	1,148,826
Pfizer Inc.	41,673	1,235,188
Roche Holding AG ADR (Switzerland)	39,984	1,224,510
		3,608,524

Total Health Care
(Cost $5,126,270)		6,498,287
Industrials		8.71%
Aerospace & Defense		5.44%
Cobham PLC (United Kingdom)	308,942	$963,313
Raytheon Co.	10,616	1,301,840
		2,265,153

Road & Rail		3.27%
CSX Corp.	53,000	1,364,750

Total Industrials
(Cost $3,430,807)		3,629,903

Information Technology		13.00%
IT Services		2.96%
Computershare Ltd. (Australia)	164,374	1,232,289

Semiconductors & Semiconductor Equipment		6.74%
QUALCOMM Inc.	28,637	1,464,496
Xilinx Inc.	28,349	1,344,593
		2,809,089

Software		3.30%
The Sage Group PLC (United Kingdom)	152,152	1,374,544

Total Information Technology
(Cost $5,158,455)		5,415,922

Materials		3.65%
Chemicals		3.65%
Koninklijke DSM N.V. (Netherlands)	27,659	1,521,257

Total Materials
(Cost $1,870,659)		1,521,257

Telecommunication Services		2.93%
Diversified Telecommunication Services		2.93%
BT Group PLC (United Kingdom)	193,000	1,221,050

Total Telecommunication Services
(Cost $1,358,735)		1,221,050

Utilities		8.03%
Electric Utilities		3.90%
Edison International	22,611	1,625,505

Multi-Utilities		4.13%
Canadian Utilities Ltd. - Class A (Canada)	61,535	1,722,269

Total Utilities
(Cost $3,268,839)		3,347,774

Total Common Stocks
(Cost $37,270,904)		41,390,700

MONEY MARKET MUTUAL FUNDS		0.37%
Fidelity Institutional Money Market Government Portfolio - Class I(7 Day Yield 0.231%)	152,429	152,429

Total Money Market Mutual Funds
(Cost $152,429)		152,429

Total Investments
(Cost $37,423,333)	99.69%	41,543,129

Other Assets in Excess of Liabilities	0.31%	132,807

Net Assets	100.00%	$41,675,936
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund
Country Breakdown as of March 31, 2016 (Unaudited)
Country	Market Value	%
United States	$24,240,108	58.17%
United Kingdom	4,986,963	11.97%
Switzerland	3,742,056	8.98%
France	2,827,139	6.78%
Canada	1,722,269	4.13%
Netherlands	1,521,257	3.65%
Germany	1,271,048	3.05%
Australia	1,232,289	2.96%
Total Investments	41,543,129	99.69%
Other Assets in Excess of Liabilities	132,807	0.31%
Net Assets	$41,675,936	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.23%
Basic Materials		6.74%
Chemicals		2.20%
Compass Minerals International Inc.	8,645	$612,585
Eastman Chemical Co.	8,700	628,401
		1,240,986

Forestry & Paper		4.54%
Avery Dennison Corp.	9,725	701,269
International Paper Co.	19,745	810,335
WestRock Co.	27,100	1,057,713
		2,569,317

Total Basic Materials
(Cost $3,437,120)		3,810,303

Capital Goods		12.07%
Aerospace / Defense Suppliers		2.31%
CAE Inc. (Canada)	64,145	742,799
FLIR Systems, Inc.	17,100	563,445
		1,306,244

Agricultural Products		4.87%
Ingredion Inc.	14,240	1,520,690
Tyson Foods Inc. - Class A	18,470	1,231,210
		2,751,900

Engineering & Construction		1.07%
EMCOR Group Inc.	12,475	606,285

Environmental / Pollution Control		1.08%
Republic Services Inc.	12,800	609,920

Industrial Products		1.73%
Parker Hannifin Corp.	4,325	480,421
Regal Beloit Corp.	7,855	495,572
		975,993

Transportation Equipment & Parts		1.01%
Oshkosh Corp.	14,000	572,180

Total Capital Goods
(Cost $5,394,196)		6,822,522

Consumer		15.64%
Beverages: Non-Alcoholic		0.87%
Dr. Pepper Snapple Group Inc.	5,470	489,127

Clothing & Accessories		1.66%
PVH Corp.	9,500	941,070

Consumer Durables		1.90%
Whirlpool Corp.	5,940	1,071,220

Department Stores		1.06%
Nordstrom Inc.	10,510	601,277

Home Products		1.66%
Spectrum Brands Holdings Inc.	8,600	939,808

Motor Vehicle Parts		3.22%
Delphi Automotive PLC (United Kingdom)	6,250	468,875
The Goodyear Tire & Rubber Co.	41,055	1,353,994
		1,822,869

Publishing & Media		2.30%
Cinemark Holdings Inc.	20,170	722,691
Scripps Networks Interactive Inc. - Class A	8,800	576,400
		1,299,091
Specialty Retail		2.97%
Dick's Sporting Goods Inc.	21,200	$991,100
GameStop Corp. - Class A	21,610	685,685
		1,676,785

Total Consumer
(Cost $7,449,128)		8,841,247

Energy		5.67%
Exploration & Production		3.13%
EQT Corp.	15,300	1,029,078
Range Resources Corp.	22,900	741,502
		1,770,580

Oil Services		1.51%
Helmerich & Payne Inc.	14,500	851,440

Pipelines		1.03%
Targa Resources Corp.	19,600	585,256

Total Energy
(Cost $3,001,283)		3,207,276

Interest Rate Sensitive		19.35%
Life & Health Insurance		3.34%
CNO Financial Group Inc.	34,710	622,003
UNUM Group	40,945	1,266,020
		1,888,023

Other Banks		3.32%
BOK Financial Corp.	11,985	654,621
FirstMerit Corp.	30,845	649,287
PacWest Bancorp	15,420	572,853
		1,876,761

Property Casualty Insurance		6.55%
American Financial Group Inc.	10,710	753,663
Endurance Specialty Holdings Ltd. (Bermuda)	9,035	590,347
Validus Holdings Ltd. (Bermuda)	28,095	1,325,803
WR Berkley Corp.	18,375	1,032,675
		3,702,488

Regional Banks		4.76%
Fifth Third Bancorp	67,520	1,126,909
M&T Bank Corp.	6,580	730,380
Zions Bancorporation	34,575	837,060
		2,694,349

Securities & Asset Management		1.38%
NASDAQ Inc.	11,790	782,620

Total Interest Rate Sensitive
(Cost $10,007,444)		10,944,241

Medical / Healthcare		8.94%
Healthcare Services		6.47%
AmerisourceBergen Corp.	16,355	1,415,525
Cardinal Health Inc.	11,985	982,171
Patterson Cos Inc.	11,495	534,862
Universal Health Services Inc. - Class B	5,811	724,748
		3,657,306

Medical Products & Supplies		1.11%
West Pharmaceutical Services Inc.	9,095	630,466

Pharmaceuticals		1.36%
Grifols SA ADR (Spain)	49,700	768,859

Total Medical / Healthcare
(Cost $3,564,770)		5,056,631

REITs		9.43%
Diversified And Specialty REITs		1.92%
Weyerhaeuser Co.	35,065	1,086,314

Health Care		2.00%
Ventas Inc.	18,000	1,133,280
Multi-Family		1.78%
American Campus Communities Inc.	21,315	$1,003,723

Office		2.10%
Corporate Office Properties Trust	45,200	1,186,048

Retail		1.63%
Tanger Factory Outlet Centers Inc.	25,400	924,306

Total REITs
(Cost $4,706,658)		5,333,671

Technology		6.39%
Cable/Satellite/Telcomm Svc		0.92%
TELUS Corp. (Canada)	15,910	517,552

Computer Software		2.26%
CA Inc.	23,180	713,712
National Instruments Corp.	18,760	564,864
		1,278,576

Peripherals		1.46%
Western Digital Corp.	17,490	826,228

Semiconductors		1.75%
Xilinx Inc.	20,925	992,473

Total Technology
(Cost $4,184,168)		3,614,829

Utilities		11.00%
Integrated Gas & Electric		6.73%
OGE Energy Corp.	30,400	870,352
PG&E Corp.	20,725	1,237,697
SCANA Corp.	15,100	1,059,265
Xcel Energy Inc.	15,265	638,382
		3,805,696

Regulated Electric		3.11%
Edison International	24,455	1,758,070

Water Utilities		1.16%
American Water Works Co. Inc.	9,505	655,180

Total Utilities
(Cost $4,837,292)		6,218,946

Total Common Stocks
(Cost $46,582,059)		53,849,666

MONEY MARKET MUTUAL FUNDS		4.62%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	2,614,667	2,614,667

Total Money Market Mutual Funds
(Cost $2,614,667)		2,614,667

Total Investments
(Cost $49,196,726)	99.85%	56,464,333

Other Assets in Excess of Liabilities	0.15%	83,431

Net Assets	100.00%	$56,547,764

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.99%
Basic Materials		3.09%
Chemicals		1.75%
Compass Minerals International Inc.	47,390	$3,358,055

Specialty Chemicals		1.34%
Minerals Technologies Inc.	45,350	2,578,148

Total Basic Materials
(Cost $5,345,275)		5,936,203

Capital Goods		16.88%
Aerospace / Defense Suppliers		2.96%
Cubic Corp.	89,313	3,568,947
Curtiss-Wright Corp.	28,016	2,119,971
		5,688,918

Agricultural Products		3.79%
Dean Foods Co.	421,235	7,295,790

Business Products & Services		2.24%
ABM Industries Inc.	65,755	2,124,544
G&K Services Inc. - Class A	29,830	2,185,048
		4,309,592

Electrical Equipment		1.76%
Watts Water Technologies Inc. - Class A	61,270	3,377,815

Engineering & Construction		1.41%
Tetra Tech Inc.	90,900	2,710,638

Industrial Products		4.72%
Global Brass & Copper Holdings Inc.	62,800	1,566,860
Hyster-Yale Materials Handling Inc.	42,844	2,853,410
Regal Beloit Corp.	40,062	2,527,512
The Timken Co.	63,550	2,128,289
		9,076,071

Total Capital Goods
(Cost $29,075,072)		32,458,824

Consumer		16.43%
Clothing & Accessories		4.98%
Abercrombie & Fitch Co. - Class A	133,905	4,223,363
Caleres Inc.	108,930	3,081,630
Guess? Inc.	121,000	2,271,170
		9,576,163

General Merchandise		2.26%
Big Lots Inc.	96,060	4,350,557

Grocery & Convenience		1.26%
SpartanNash Co.	79,821	2,419,375

Home Products		1.78%
Tupperware Brands Corp.	58,950	3,417,921

Publishing & Media		1.38%
AMC Entertainment Holdings Inc. - Class A	95,005	2,659,190

Recreation & Leisure		1.45%
Thor Industries Inc.	43,820	2,794,401

Restaurants		1.31%
Bloomin' Brands Inc.	149,750	2,526,283

Specialty Retail		2.01%
Dick's Sporting Goods Inc.	42,400	1,982,200
GameStop Corp. - Class A	59,000	1,872,070
		3,854,270
Total Consumer
(Cost $27,159,538)		31,598,160

Energy		2.75%
Alternative Energy		1.55%
Green Plains Inc.	186,800	$2,981,328

Oil Services		1.20%
Patterson-UTI Energy Inc.	131,550	2,317,911

Total Energy
(Cost $5,197,287)		5,299,239

Interest Rate Sensitive		25.52%
Life & Health Insurance		2.11%
CNO Financial Group Inc.	98,280	1,761,178
Primerica Inc.	51,400	2,288,842
		4,050,020

Other Banks		11.07%
First Midwest Bancorp Inc.	114,935	2,071,129
FirstMerit Corp.	161,810	3,406,100
FNB Corp.	174,000	2,263,740
Hancock Holding Co.	64,255	1,475,295
United Community Banks Inc.	161,525	2,983,367
Valley National Bancorp	416,670	3,975,032
Westamerica Bancorp	57,195	2,785,968
Wintrust Financial Corp.	52,772	2,339,910
		21,300,541

Property Casualty Insurance		3.34%
Argo Group International Holdings Ltd. (Bermuda)	41,380	2,374,798
Endurance Specialty Holdings Ltd. (Bermuda)	38,615	2,523,104
The Hanover Insurance Group Inc.	16,845	1,519,756
		6,417,658

Regional Banks		2.36%
First Horizon National Corp.	263,165	3,447,462
Great Western Bancorp Inc.	39,901	1,088,100
		4,535,562

Securities & Asset Management		1.41%
Greenhill & Co. Inc.	122,532	2,720,210

Specialty Finance		1.03%
Cash America International Inc.	51,455	1,988,221

Thrifts		4.20%
IBERIABANK Corp.	55,985	2,870,351
Northwest Bancshares Inc.	158,855	2,146,131
Webster Financial Corp.	85,445	3,067,476
		8,083,958

Total Interest Rate Sensitive
(Cost $43,617,958)		49,096,170

Medical / Healthcare		5.68%
Healthcare Services		0.89%
Aceto Corp.	72,650	1,711,634

Medical Products & Supplies		1.97%
West Pharmaceutical Services Inc.	54,592	3,784,318

Medical Technology		1.68%
Bio-Techne Corp.	34,185	3,231,166

Pharmaceuticals		1.14%
Phibro Animal Health Corp. - Class A	81,254	2,197,108

Total Medical / Healthcare
(Cost $7,938,870)		10,924,226
REITs		11.97%
Diversified And Specialty REITs		4.37%
CyrusOne Inc.	58,355	$2,663,906
DuPont Fabros Technology Inc.	46,005	1,864,582
The GEO Group Inc.	103,201	3,577,979
Potlatch Corp.	9,515	296,985
		8,403,452

Office		6.29%
Corporate Office Properties Trust	131,546	3,451,767
Education Realty Trust Inc.	77,421	3,220,714
Gramercy Property Trust Inc.	398,007	3,363,159
Mack-Cali Realty Corp.	87,740	2,061,890
		12,097,530

Retail		1.31%
CBL & Associates Properties Inc.	212,473	2,528,429

Total REITs
(Cost $19,167,073)		23,029,411

Technology		11.22%
Computer Software		5.23%
Dolby Laboratories Inc. - Class A	48,400	2,103,464
Mentor Graphics Corp.	140,625	2,858,906
National Instruments Corp.	87,720	2,641,249
NICE Systems Ltd. ADR (Israel)	37,855	2,452,626
		10,056,245

Electronic Equipment		1.13%
Belden Inc.	35,580	2,183,900

IT Services		1.85%
ManTech International Corp. - Class A	111,205	3,557,448

Networking		3.01%
InterDigital Inc.	74,100	4,123,665
Plantronics Inc.	42,468	1,664,321
		5,787,986

Total Technology
(Cost $19,455,001)		21,585,579

Utilities		4.45%
Gas Utilities		1.22%
WGL Holdings Inc.	32,500	2,352,025

Integrated Gas & Electric		1.03%
Vectren Corp.	39,300	1,987,008

Regulated Electric		1.21%
Portland General Electric Co.	58,950	2,327,936

Water Utilities		0.99%
California Water Service Group	70,853	1,893,192

Total Utilities
(Cost $6,145,370)		8,560,161

Total Common Stocks
(Cost $163,101,444)		188,487,973

MONEY MARKET MUTUAL FUNDS		1.13%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	2,174,215	2,174,215

Total Money Market Mutual Funds
(Cost $2,174,215)		2,174,215

Total Investments
(Cost $165,275,659)	99.12%	190,662,188

Other Assets in Excess of Liabilities	0.88%	1,684,665

Net Assets	100.00%	$192,346,853

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.12%
Consumer Discretionary		13.98%
Automobiles		0.49%
Winnebago Industries Inc.	3,149	$70,695

Diversified Consumer Services		0.76%
American Public Education Inc.**	5,266	108,638

Hotels Restaurants & Leisure		3.81%
Denny's Corp.**	12,364	128,091
Interval Leisure Group Inc.	7,178	103,650
Marcus Corp.	5,210	98,730
Red Robin Gourmet Burgers Inc.**	1,310	84,456
Ruth's Hospitality Group Inc.	7,003	128,925
		543,852

Household Durables		2.76%
CSS Industries Inc.	2,626	73,344
Lifetime Brands Inc.	6,558	98,829
NACCO Industries Inc. - Class A	1,899	109,022
ZAGG Inc.**	12,612	113,634
		394,829

Internet & Catalog Retail		0.77%
1-800-Flowers.com Inc. - Class A**	13,979	110,154

Leisure Equipment & Products		0.79%
Smith & Wesson Holding Corp.**	4,250	113,135

Media		0.30%
Harte-Hanks Inc.	16,657	42,142

Specialty Retail		2.26%
Big 5 Sporting Goods Corp.	8,920	99,101
Build-A-Bear Workshop Inc.**	2,921	37,944
Citi Trends Inc.	6,149	109,637
Zumiez Inc.**	3,813	75,955
		322,637

Textiles Apparel & Luxury Goods		2.04%
Culp Inc.	4,016	105,300
Movado Group Inc.	3,348	92,170
Unifi Inc.**	4,110	94,160
		291,630

Total Consumer Discretionary
(Cost $1,643,544)		1,997,712

Consumer Staples		2.56%
Food & Staples Retailing		0.58%
Ingles Markets Inc. - Class A	2,227	83,513

Food Products		0.87%
John B Sanfilippo & Son Inc.	1,788	123,533

Personal Products		1.11%
Medifast Inc.	2,921	88,185
Nutraceutical International Corp.**	2,915	70,980
		159,165

Total Consumer Staples
(Cost $289,959)		366,211

Energy		3.31%
Energy Equipment & Services		1.48%
Atwood Oceanics Inc.	8,200	75,194
Hornbeck Offshore Services Inc.**	7,543	74,902
Tidewater Inc.	4,010	27,388
Unit Corp.**	3,874	34,130
		211,614
Oil Gas & Consumable Fuels		1.83%
DHT Holdings Inc.	12,813	$73,803
Panhandle Oil and Gas Inc. - Class A	2,928	50,684
Renewable Energy Group Inc.**	7,321	69,110
REX American Resources Corp.**	1,224	67,895
		261,492

Total Energy
(Cost $473,832)		473,106

Financials		27.64%
Banks		11.62%
Bancorp Inc.**	19,779	113,136
Centerstate Banks Inc.	6,874	102,354
Central Pacific Financial Corp.	5,261	114,532
First Busey Corp.	6,173	126,423
First Financial Corp.	3,829	130,990
First Interstate BancSystem Inc.	3,600	101,268
Great Southern Bancorp Inc.	2,665	98,951
Heritage Financial Corp.	6,107	107,300
Independent Bank Corp.	9,012	131,125
Macatawa Bank Corp.	23,504	146,900
MainSource Financial Group Inc.	5,256	110,849
Mercantile Bank Corp.	3,206	71,879
OFG Bancorp (Puerto Rico)	14,360	100,376
Park Sterling Corp.	15,288	101,971
TriState Capital Holdings Inc.**	8,185	103,131
		1,661,185

Capital Markets		3.68%
Cowen Group Inc.**	26,181	99,750
Diamond Hill Investment Group Inc.	760	134,793
INTL. FCStone Inc.**	1,475	39,427
Manning & Napier Inc.	13,902	112,189
Moelis & Co. - Class A (Japan)	4,934	139,287
		525,446

Insurance		3.13%
EMC Insurance Group Inc.	3,011	77,232
HCI Group Inc.	1,707	56,843
National Western Life Insurance Co. - Class A	498	114,854
United Fire Group Inc.	1,948	85,361
Universal Insurance Holdings Inc.	6,307	112,265
		446,555

Real Estate Investment Trust (REITs)		4.58%
Apollo Residential Mortgage Inc.	6,494	87,149
Arbor Realty Trust Inc.	17,645	119,457
First Potomac Realty Trust	8,133	73,685
Investors Real Estate Trust	12,138	88,122
New York Mortgage Trust Inc.	15,670	74,276
Newcastle Investment Corp.	20,614	89,259
Rouse Properties Inc.	6,674	122,668
		654,616

Thrifts & Mortgage Finance		4.63%
BankFinancial Corp.	9,820	116,072
ESSA Bancorp Inc.	9,219	124,364
Flagstar Bancorp Inc.**	5,556	119,232
HomeStreet Inc.**	5,031	104,695
Waterstone Financial Inc.	8,953	122,477
Westfield Financial Inc.	8,960	75,533
		662,373

Total Financials
(Cost $3,775,023)		3,950,175
Health Care		19.27%
Biotechnology		5.48%
Aegerion Pharmaceuticals Inc.**	5,322	$19,691
Agenus Inc.**	6,036	25,110
BioSpecifics Technologies Corp.**	3,298	114,836
Cytokinetics Inc.**	10,203	71,931
Emergent Biosolutions Inc.**	3,494	127,007
Fortress Biotech Inc.**	32,549	100,902
Infinity Pharmaceuticals Inc.**	9,824	51,773
Inovio Pharmaceuticals Inc.**	7,681	66,902
Osiris Therapeutics Inc.	4,566	26,072
PDL BioPharma Inc.	14,849	49,447
Spectrum Pharmaceuticals Inc.**	20,304	129,133
		782,804

Health Care Equipment & Supplies		5.47%
Anika Therapeutics Inc.**	2,978	133,176
Atrion Corp.	339	134,027
CryoLife Inc.	9,370	100,727
Exactech Inc.**	5,383	109,060
Meridian Bioscience Inc.	4,053	83,532
OraSure Technologies Inc.**	17,139	123,915
RTI Surgical Inc.**	24,275	97,100
		781,537

Health Care Providers & Services		4.43%
Addus HomeCare Corp.**	3,355	57,673
Civitas Solutions Inc.**	4,923	85,808
Ensign Group Inc.	5,517	124,905
Healthways Inc.**	10,076	101,667
LHC Group Inc.**	3,197	113,685
RadNet Inc.**	12,953	62,563
Triple-S Management Corp. - Class B (Puerto Rico)**	3,512	87,308
		633,609

Health Care Technology		1.16%
Omnicell Inc.**	2,176	60,645
Quality Systems Inc.	6,869	104,684
		165,329

Life Sciences Tools & Services		0.97%
Albany Molecular Research Inc.**	5,057	77,321
Harvard Bioscience Inc.**	20,586	62,170
		139,491

Pharmaceuticals		1.76%
Endocyte Inc.**	16,336	50,642
SciClone Pharmaceuticals Inc.**	12,918	142,098
Teligent Inc.**	11,928	58,447
		251,187

Total Health Care
(Cost $2,716,423)		2,753,957

Industrials		8.95%
Aerospace & Defense		0.46%
National Presto Industries Inc.	783	65,569

Commercial Services & Supplies		1.91%
ACCO Brands Corp.**	12,460	111,891
McGrath RentCorp	4,330	108,596
Viad Corp.	1,811	52,809
		273,296

Machinery		4.27%
American Railcar Industries Inc.	2,608	106,224
Douglas Dynamics Inc.	5,454	124,951
Greenbrier Cos Inc.	3,950	109,178
Harsco Corp.	19,869	108,286
Hyster-Yale Materials Handling Inc.	1,633	108,758
Twin Disc Inc.	5,166	52,331
		609,728

Professional Services		1.55%
ICF International Inc.**	3,192	$109,709
RPX Corp.**	9,997	112,566
		222,275

Trading Companies & Distributors		0.76%
H&E Equipment Services Inc.	6,171	108,178

Total Industrials
(Cost $1,297,253)		1,279,046

Information Technology		15.75%
Communications Equipment		2.19%
ADTRAN Inc.	3,950	79,869
Bel Fuse Inc. - Class B	4,164	60,794
Black Box Corp.	3,851	51,873
Ituran Location and Control Ltd. (Israel)	6,139	120,631
		313,167

Electonic Equipment Instruments & Components		2.90%
Insight Enterprises Inc.**	3,592	102,875
Kimball Electronics Inc.**	8,529	95,269
Methode Electronics Inc.	3,726	108,948
Park Electrochemical Corp.	6,683	106,995
		414,087

Internet Software & Services		3.16%
DHI Group Inc.**	15,911	128,402
IntraLinks Holdings Inc.**	11,221	88,421
REIS Inc.	5,204	122,554
RetailMeNot Inc.**	14,060	112,621
		451,998

IT Services		4.02%
Datalink Corp.**	12,543	114,643
Hackett Group Inc.	4,370	66,075
Higher One Holdings Inc.**	33,544	131,157
ManTech International Corp./VA - Class A	3,301	105,599
Net 1 UEPS Technologies Inc. (South Africa)**	10,051	92,469
PRGX Global Inc.**	13,792	65,098
		575,041

Semiconductors & Semiconductor Equipment		1.13%
IXYS Corp.	5,008	56,190
Photronics Inc.**	10,066	104,787
		160,977

Software		1.61%
Mind CTI Ltd. (Israel)	29,348	59,283
Monotype Imaging Holdings Inc.	3,717	88,911
VASCO Data Security International Inc.**	5,303	81,666
		229,860

Technology Hardware Storage & Peripherals		0.74%
CPI Card Group Inc.	12,837	105,777

Total Information Technology
(Cost $2,147,817)		2,250,907

Materials		3.60%
Chemicals		1.12%
FutureFuel Corp.	6,227	73,416
Koppers Holdings Inc.**	3,894	87,498
		160,914

Containers & Packaging		0.73%
AEP Industries Inc.	1,583	104,478

Metals & Mining		0.58%
Schnitzer Steel Industries Inc. - Class A	4,520	83,349
Mining		0.63%
United States Lime & Minerals Inc.	1,494	$89,655

Paper & Forest Products		0.54%
P.H. Glatfelter Co.	3,703	76,763

Total Materials
(Cost $488,242)		515,159

Telecommunication Services		1.20%
Diversified Telecommunication Services		0.59%
Inteliquent	5,279	84,728

Wireless Telecommunication Services		0.61%
Spok Holdings Inc.	4,998	87,515

Total Telecommunication Services
(Cost $88,516)		172,243

Utilities		0.86%
Water Utilities		0.86%
SJW Corp.	3,384	123,008

Total Utilities
(Cost $121,186)		123,008

Total Common Stocks
(Cost $13,041,795)		13,881,524

RIGHTS AND WARRANTS		0.03%
Health Care		0.03%
Pharmaceuticals		0.03%
Valeant Pharmaceuticals International Inc.,(1)

Total Health Care
(Cost $0)		4,361

Total Rights and Warrants
(Cost $0)		4,361

MONEY MARKET MUTUAL FUNDS		6.24%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	97,366	97,366
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	795,117	795,117

Total Money Market Mutual Funds
(Cost $892,483)		892,483

Total Investments
(Cost $13,934,278)	103.39%	14,778,368

Liabilities in Excess of Other Assets	(3.40%)	(485,720)

Net Assets	100.00%	$14,292,648
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(1)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2016 these securities represented 0.03% of the Fund's net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.82%
Consumer Discretionary		28.73%
Diversified Consumer Services		7.69%
3P Learning Ltd. (Australia)	2,885,128	$3,118,350
G8 Education Ltd. (Australia)	1,173,196	3,390,412
		6,508,762

Hotels Restaurants & Leisure		16.02%
ARCLAND SERVICE Co. Ltd. (Japan)	129,044	3,657,651
Corporate Travel Management Ltd. (Australia)	305,476	3,140,122
Domino's Pizza Group PLC (United Kingdom)	154,165	2,231,910
MTY Food Group Inc. (Canada)	106,439	2,829,085
REXLot Holdings Ltd. (Hong Kong)(1)	120,437,758	1,707,820
		13,566,588

Internet & Catalog Retail		3.12%
Webjet Ltd. (Australia)	544,421	2,641,674

Media		1.90%
CTS Eventim AG & Co. KGaA (Germany)	43,945	1,561,407
Pico Far East Holdings Ltd. (Hong Kong)	172,600	46,057
		1,607,464

Total Consumer Discretionary
(Cost $27,759,368)		24,324,488

Consumer Staples		3.82%
Food & Staples Retailing		3.82%
Tsuruha Holdings Inc. (Japan)	32,873	3,233,410

Total Consumer Staples
(Cost $1,247,908)		3,233,410

Financials		19.44%
Capital Markets		11.62%
Azimut Holding S.p.A. (Italy)	138,050	3,181,015
CETIP SA - Mercados Organizado (Brazil)**	146,216	1,630,654
Nihon M&A Center Inc. (Japan)	71,221	4,144,987
VZ Holding AG (Switzerland)	3,330	879,642
		9,836,298

Diversified Financial Services		4.08%
OzForex Group Ltd. (Australia)	2,233,579	3,458,544

Real Estate Management & Development		3.74%
Japan Property Management Center Co. Ltd. (Japan)	192,676	3,170,607

Total Financials
(Cost $12,477,936)		16,465,449

Health Care		5.84%
Health Care Equipment & Supplies		0.12%
Cellavision AB (Sweden)	16,545	101,900

Pharmaceuticals		5.72%
China Medical System Holdings Ltd. (China)	2,724,874	3,779,595
Sino Biopharmaceutical Ltd. (Hong Kong)	1,420,801	1,065,965
		4,845,560

Total Health Care
(Cost $2,053,354)		4,947,460
Industrials		15.13%
Building Products		3.10%
Caesarstone Sdot-Yam Ltd. (Israel)**	76,400	$2,624,340

Commercial Services & Supplies		3.57%
Credit Corp. Group Ltd. (Australia)	380,841	3,024,434

Construction & Engineering		1.12%
Decmil Group Ltd. (Australia)	1,612,540	951,791

Professional Services		3.55%
Utilitywise PLC (United Kingdom)	1,167,066	3,004,589

Trading Companies & Distributors		3.79%
Diploma PLC (United Kingdom)	300,285	3,204,445

Total Industrials
(Cost $10,779,945)		12,809,599

Information Technology		26.86%
Electronic Equipment Instruments & Components		5.02%
Ingenico Group SA (France)	7,540	866,128
PAX Global Technology Ltd. (Hong Kong)	3,382,898	3,384,053
		4,250,181

Internet Software & Services		10.98%
iomart Group PLC (United Kingdom)	226,300	877,564
Kakaku.com Inc. (Japan)	156,487	2,906,018
Rightmove PLC (United Kingdom)	42,462	2,568,125
SMS Co. Ltd. (Japan)	154,078	2,944,794
		9,296,501

IT Services		2.59%
CANCOM SE (Germany)	43,972	2,194,318

Software		8.27%
Linx SA (Brazil)**	132,900	1,788,928
Magic Software Enterprises Ltd. (Israel)	501,352	3,394,153
Sapiens International Corp. NV (Israel)	151,749	1,817,953
		7,001,034

Total Information Technology
(Cost $16,464,779)		22,742,034

Total Common Stocks
(Cost $70,783,290)		84,522,440

Total Investments
(Cost $70,783,290)	99.82%	84,522,440

Other Assets in Excess of Liabilities	0.18%	148,260

Net Assets	100.00%	$84,670,700
Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2016 (Unaudited)
Country	Market Value	%
Japan	$ 20,057,467	23.68%
Australia	19,725,327	23.29%
United Kingdom	11,886,633	14.04%
Israel	7,836,446	9.26%
Hong Kong	6,203,895	7.34%
China	3,779,595	4.46%
Germany	3,755,725	4.43%
Brazil	3,419,582	4.04%
Italy	3,181,015	3.76%
Canada	2,829,085	3.34%
Switzerland	879,642	1.04%
France	866,128	1.02%
Sweden	101,900	0.12%
Total Investments	84,522,440	99.82%
Other Assets in Excess of Liabilities	148,260	0.18%
Net Assets	$ 84,670,700	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented
herein are based on the sector and industry
categorization methodology of the Adviser to
the Funds which may result in the designations
for one Fund being different from another. For
Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2016 these securities represented 2.02% of the Fund's net assets.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Outstanding Forward Foreign Currency Contracts(a)

Contract	Contract	Purchase/Sale	Expiration	Settlement	Current	Unrealized Appreciation/
Description	Amount	Contract	Date	Value	Value	(Depreciation)
CHF	3,314,225	Purchase	06/23/2016	$3,435,493	$3,459,592	$24,100
DKK	8,560,669	Purchase	06/23/2016	1,303,107	1,310,695	7,588
EUR	12,245,282	Purchase	06/23/2016	13,903,327	13,969,413	66,086
HKD	63,068,435	Sale	06/23/2016	8,140,576	8,133,857	6,719
ILS	3,533,384	Purchase	06/23/2016	918,087	942,561	24,473
NOK	12,514,324	Purchase	06/23/2016	1,500,799	1,511,744	10,944
NZD	1,438,036	Purchase	06/23/2016	978,648	989,825	11,178
SEK	37,439,286	Purchase	06/23/2016	4,585,051	4,625,517	40,466
SGD	2,356,210	Purchase	06/23/2016	1,743,509	1,747,207	3,698
						$195,252

AUD	20,752,957	Sale	06/23/2016	$15,785,912	$15,848,773	$(62,861)
BRL	12,452,441	Sale	06/23/2016	3,343,611	3,386,370	(42,759)
CAD	3,496,521	Sale	06/23/2016	2691625	2,692,403	(778)
GBP	3,248,849	Purchase	06/23/2016	4,705,964	4,667,495	(38,468)
JPY	713,237,475	Purchase	06/23/2016	6,420,558	6,352,855	(67,703)
ZAR	5,706,804	Sale	06/23/2016	369,208	380,320	(11,112)
						$(223,681)

(a) As of March 31, 2016, BNY Mellon is the counter party for all Forward Foreign Currency Contracts.

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
PREFERRED STOCKS		2.31%
Financial Institutions		2.31%
Banking		1.54%
ING Group NV (Netherlands),
0.383%	29,000	$736,890
Royal Bank of Scotland Group PLC (Great Britain),
6.600%	7,800	194,142
		931,032

Real Estate Investment Trusts (REITs)		0.77%
Hersha Hospitality Trust,
Series B, 0.500%	18,600	467,976

Total Financial Institutions
(Cost $1,406,748)		1,399,008

Total Preferred Stocks
(Cost $1,406,748)		1,399,008

	Principal Amount	Market Value
CORPORATE BONDS		87.95%
Financial Institutions		5.98%
Banking		1.21%
Emigrant Capital Trust II - 144A:
3.156%, 4/14/2034(1)(2)	500,000	320,498
Washington Mutual Bank:
5.550%, 6/16/2010(3)	2,000,000	415,000
		735,498

Finance Companies		3.91%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Ireland):
4.625%, 7/1/2022	750,000	767,812
Aviation Capital Group Corp. - 144A:
6.750%, 4/6/2021(2)	575,000	647,594
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	1,000,000	952,500
		2,367,906

Real Estate Investment Trusts (REITs)		0.86%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	500,000	519,176

Total Financial Institutions
(Cost $5,311,809)		3,622,580

Industrial		79.74%
Basic Industry		8.12%
Compass Minerals International Inc. - 144A:
4.875%, 7/15/2024(2)	1,400,000	1,365,000
FMG Resources August 2006 Pty Ltd. - 144A (Australia):
8.250%, 11/1/2019(2)	1,500,000	1,440,000
Newmont Mining Corp.:
3.500%, 3/15/2022	500,000	497,605
Potlatch Corp.:
7.500%, 11/1/2019	1,500,000	1,612,500
		4,915,105

Capital Goods		9.46%
Ball Corp.:
5.250%, 7/1/2025	1,200,000	1,264,500
Huntington Ingalls Industries Inc. - 144A:
5.000%, 11/15/2025(2)	500,000	525,000
James Hardie International Finance Ltd. - 144A (Ireland):
5.875%, 2/15/2023(2)	750,000	$761,250
Masco Corp.:
5.950%, 3/15/2022	1,000,000	1,102,500
US Concrete Inc.:
8.500%, 12/1/2018	1,000,000	1,045,000
Vulcan Materials Co.:
4.500%, 4/1/2025	1,000,000	1,032,500
		5,730,750

Communications		14.04%
Activision Blizzard Inc. - 144A:
6.125%, 9/15/2023(2)	625,000	673,437
AMC Networks Inc.:
4.750%, 12/15/2022	975,000	982,312
DISH DBS Corp.:
5.875%, 7/15/2022	1,250,000	1,187,500
Frontier Communications Corp. - 144A:
8.875%, 9/15/2020(2)	1,750,000	1,833,125
Netflix Inc.:
5.375%, 2/1/2021	650,000	681,688
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.250%, 2/15/2022	1,250,000	1,285,938
T-Mobile USA Inc.:
6.542%, 4/28/2020	600,000	622,500
Virgin Media/Secured Finance PLC (United Kingdom):
5.250%, 1/15/2021	1,160,000	1,233,950
		8,500,450

Consumer Cyclical		14.63%
Cinemark USA Inc.:
5.125%, 12/15/2022	500,000	514,375
DriveTime Automotive Group Inc. / DT Acceptance Corp.:
8.000%, 6/1/2021(2)	500,000	435,000
General Motors Co.:
4.875%, 10/2/2023	575,000	603,735
General Motors Financial Co. Inc:
4.250%, 5/15/2023	425,000	428,186
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,935,810
Hanesbrands Inc.:
6.375%, 12/15/2020	750,000	777,187
L Brands Inc.:
6.625%, 4/1/2021	1,275,000	1,440,623
Meritor Inc.:
6.250%, 2/15/2024	1,000,000	886,250
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	927,500
7.500%, 10/15/2027	800,000	910,000
		8,858,666

Consumer Non-Cyclical		5.43%
Constellation Brands Inc.:
6.000%, 5/1/2022	925,000	1,045,250
Jarden Corp.:
6.125%, 11/15/2022	500,000	516,112
Tesco PLC - 144A (Great Britain):
6.150%, 11/15/2037(2)	425,000	378,521
The WhiteWave Foods Co.:
5.375%, 10/1/2022	1,250,000	1,351,563
Winn-Dixie Stores Inc.:
Series Escrow Units, 4/1/2008(3)(4)	2,150,000	0
		3,291,446

Energy - Independent		11.30%
Concho Resources, Inc.:
5.500%, 4/1/2023	1,575,000	1,551,375
Denbury Resources Inc.:
6.375%, 8/15/2021	1,500,000	712,500
Devon Energy Corp.:
3.250%, 5/15/2022	300,000	$254,200
Diamondback Energy, Inc.:
7.625%, 10/1/2021	1,000,000	1,035,000
Kerr-McGee Corp.:
6.950%, 7/1/2024	250,000	265,126
Range Resources Corp.:
5.000%, 8/15/2022	1,000,000	867,500
Range Resources Corp. - 144A:
4.875%, 5/15/2025(2)	1,000,000	880,000
Southwestern Energy Co. - 144A:
7.500%, 2/1/2018	325,000	273,812
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,500,000	1,005,000
		6,844,513

Energy - Midstream		10.06%
AmeriGas Finance LLC / AmeriGas Finance Corp.:
6.750%, 5/20/2020	1,500,000	1,545,000
Boardwalk Pipelines LP:
3.375%, 2/1/2023	1,250,000	1,056,706
MPLX LP - 144A:
4.875%, 6/1/2025(2)	1,850,000	1,690,608
Sabine Pass LNG LP:
7.500%, 11/30/2016	1,750,000	1,801,844
		6,094,158

Energy - Oil Field Services		1.09%
Gulfmark Offshore Inc.:
6.375%, 3/15/2022	1,340,000	661,625

Energy - Refining		2.45%
Tesoro Corp.:
5.375%, 10/1/2022	1,500,000	1,483,125

Technology		3.14%
Amkor Technology Inc.:
6.625%, 6/1/2021	1,000,000	953,750
Iron Mountain Inc.:
6.000%, 8/15/2023	900,000	949,500
		1,903,250

Transportation		0.02%
Continental Airlines Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	9,133	9,464

Total Industrial
(Cost $50,363,946)		48,292,552

Utility		2.23%
Electric		2.23%
Calpine Corp Escrow:
8.750%, 12/29/2049(3)(4)	200,000	0
NRG Energy Inc.:
7.875%, 5/15/2021	1,350,000	1,351,687
		1,351,687

Total Utility
(Cost $1,462,669)		1,351,687

Total Corporate Bonds
(Cost $57,138,424)		53,266,819

	Principal Amount	Market Value
MORTGAGE BACKED SECURITY		3.42%
Commercial Mortgage-Backed Securities		2.65%
Commercial Mortgage-Backed Securities		2.65%
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	1,532,623	$1,603,890

Total Commercial Mortgage-Backed Securities
(Cost $1,386,859)		1,603,890

Residential Mortgage-Backed Securities		0.77%
Residential Mortgage-Backed Securities		0.77%
Citigroup Mortgage Loan Trust Inc.:
Series 2003-UST1, Class A1, 5.500%, 12/25/2018	467,722	468,158

Total Residential Mortgage-Backed Securities
(Cost $469,388)		468,158

Total Mortgage Backed Security
(Cost $1,856,247)		2,072,048

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		4.94%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	2,991,439	2,991,439

Total Money Market Mutual Funds
(Cost $2,991,439)		2,991,439

Total Investments
(Cost $63,392,858)	98.62%	59,729,314

Other Assets in Excess of Liabilities	1.38%	835,667

Net Assets	100.00%	$60,564,981

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)	This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Activision Blizzard Inc. - 144A	6.125%	09/15/2023	12/1/2014	674,180	673,437	1.11%^
Aviation Capital Group Corp. - 144A	6.750%	04/06/2021	12/7/11	557,861	647,594	1.07%^
Compass Minerals International Inc. - 144A	4.875%	07/15/2024	10/23/2014	1,386,790	1,365,000	2.25%^
DriveTime Automotive Group, Inc. / DT Acceptance Corp.	8.000%	06/01/2021	3/10/2016	436,672	435,000	0.72%^
Emigrant Capital Trust II - 144A	3.156%	04/14/2034	8/11/04	498,221	320,498	0.53%
FMG Resources August 2006 Pty Ltd. - 144A	8.250%	11/01/2019	10/18/2013 - 5/30/2014	1,596,411	1,440,000	2.38%^
Frontier Communications Corp. - 144A	8.875%	09/15/2020	9/11/2015	1,767,468	1,833,125	3.03%^
Huntington Ingalls Industries Inc. - 144A	5.000%	11/15/2025	11/2/2015	501,231	525,000	0.87%^
James Hardie International Finance Ltd. - 144A	5.875%	02/15/2023	10/6/2015	753,736	761,250	1.26%^
MPLX LP - 144A	4.875%	06/01/2025	5/28/2015	1,832,938	1,690,608	2.79%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/5/2014 - 11/12/2014	988,312	952,500	1.57%^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/7/2014 - 5/14/2015	1,000,687	880,000	1.45%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	451,715	378,521	0.62%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	1,386,859	1,603,890	2.65%
				13,833,081	13,506,423	22.30%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 19.12% of the Fund’s net assets as of March 31, 2016.
(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.Security deemed to be illiquid under procedures approved by the Fund's Board of Trustees.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2016 these securities represented 2.65% of the Fund's net assets.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2016 (Unaudited)
	Shares	Market Value
PREFERRED STOCK		0.64%
Financial Institutions		0.64%
Banking		0.64%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$995,813
ING Group NV (Netherlands),
0.383%	161,818	4,111,795
Royal Bank of Scotland Group PLC (United Kingdom),
6.600%	146,000	3,633,940
		8,741,548

Total Financial Institutions
(Cost $9,289,428)		8,741,548

Total Preferred Stock
(Cost $9,289,428)		8,741,548

	Principal Amount	Market Value
CORPORATE BONDS		41.33%
Financial Institutions		16.13%
Banking		7.00%
American Express Credit Corp.:
2.800%, 9/19/2016	13,800,000	13,918,694
Bank of America Corp.:
5.000%, 5/13/2021	5,950,000	6,611,075
BB&T Corp.:
6.850%, 4/30/2019	4,150,000	4,752,103
City National Corp.:
5.250%, 9/15/2020	1,900,000	2,133,666
Emigrant Capital Trust II - 144A:
3.156%, 4/14/2034(1)(2)	850,000	544,846
First Tennessee Bank NA:
2.950%, 12/1/2019	10,975,000	11,013,753
JPMorgan Chase & Co.:
4.400%, 7/22/2020	13,300,000	14,501,668
PNC Funding Corp.:
4.375%, 8/11/2020	6,300,000	6,907,799
Toronto-Dominion Bank/The (Canada):
2.250%, 11/5/2019	5,000,000	5,071,090
UBS AG/Stamford CT:
Series GMTN, 2.375%, 8/14/2019	12,075,000	12,272,052
Union Bank of California:
5.950%, 5/11/2016	3,100,000	3,115,366
Wachovia Corp.:
5.625%, 10/15/2016	14,250,000	14,594,679
		95,436,791

Brokerage/Asset Managers/Exchanges		0.43%
FMR Corp. - 144A:
7.490%, 6/15/2019(2)	5,000,000	5,823,235

Finance Companies		3.05%
GE Capital International Funding Co. - 144A (Ireland):
0.964%, 4/15/2016(2)	14,382,000	14,382,849
General Electric Co.:
Series D, 5.000%, 12/15/2049	14,596,000	15,052,125
International Lease Finance Corp.:
5.875%, 8/15/2022	4,675,000	5,089,906
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	7,325,000	6,977,062
		41,501,942
Insurance		2.73%
Berkshire Hathaway Finance Corp.:
1.600%, 5/15/2017	5,325,000	$5,370,774
Massachusetts Mutual Life Insurance Co. - 144A:
8.875%, 6/1/2039(2)	4,700,000	6,827,116
Northwestern Mutual Life Insurance Co. - 144A:
6.063%, 3/30/2040(2)	6,025,000	7,422,776
PartnerRe Finance B LLC:
5.500%, 6/1/2020	9,700,000	10,700,924
Validus Holdings Ltd. (Bermuda):
8.875%, 1/26/2040	5,175,000	6,883,707
		37,205,297

Real Estate Investment Trusts (REITs)		2.92%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	10,450,000	10,850,778
Ventas Realty LP / Ventas Capital Corp.:
4.750%, 6/1/2021	10,500,000	11,565,698
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,758,851
3.950%, 10/15/2022	2,025,000	2,028,086
Weingarten Realty Investors:
6.640%, 7/15/2026	545,000	627,270
		39,830,683

Total Financial Institutions
(Cost $215,571,003)		219,797,948

Industrial		21.69%
Basic Industry		3.54%
BHP Billiton Finance USA Ltd. (Australia):
6.500%, 4/1/2019	5,025,000	5,656,748
Dow Chemical Co./The:
8.550%, 5/15/2019	9,475,000	11,280,584
Newmont Mining Corp.:
3.500%, 3/15/2022	4,325,000	4,304,283
Potlatch Corp.:
7.500%, 11/1/2019	15,521,000	16,685,075
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	10,675,000	10,279,972
		48,206,662

Capital Goods		1.03%
Exelis Inc.:
5.550%, 10/1/2021	8,912,000	9,951,193
Masco Corp.:
4.450%, 4/1/2025	3,875,000	4,038,912
		13,990,105

Communications		3.12%
America Movil SAB de CV (Mexico):
5.000%, 10/16/2019	6,975,000	7,670,038
American Tower Corp.:
5.900%, 11/1/2021	3,575,000	4,090,533
AT&T Inc.:
3.000%, 6/30/2022	2,300,000	2,337,943
Series WI, 5.350%, 9/1/2040	3,450,000	3,631,518
Cox Communications Inc. - 144A:
9.375%, 1/15/2019(2)	2,500,000	2,937,263
Frontier Communications Corp. - 144A:
8.875%, 9/15/2020(2)	4,250,000	4,451,875
Time Warner Inc.:
9.150%, 2/1/2023	2,410,000	3,221,420
Verizon Communications Inc.:
3.000%, 11/1/2021	1,925,000	2,003,598
5.150%, 9/15/2023	10,475,000	12,113,709
		42,457,897

Consumer Cyclical		3.93%
Amazon.com Inc.:
3.800%, 12/5/2024	7,425,000	8,131,377
Costco Wholesale Corp.:
1.700%, 12/15/2019	13,975,000	$14,226,620
General Motors Co.:
4.875%, 10/2/2023	4,200,000	4,409,891
General Motors Financial Co. Inc:
4.250%, 5/15/2023	3,200,000	3,223,987
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,452,000
7.500%, 10/15/2027	3,850,000	4,379,375
Wal-Mart Stores Inc.:
7.550%, 2/15/2030	9,900,000	14,797,263
		53,620,513

Consumer Non-Cyclical		4.09%
Anheuser-Busch InBev Finance Inc.:
3.650%, 2/1/2026	6,500,000	6,844,012
Kraft Heinz Foods Co. - 144A:
4.875%, 2/15/2025(2)	6,775,000	7,473,049
Mead Johnson Nutrition Co.:
4.900%, 11/1/2019	12,966,000	14,221,044
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	11,425,000	10,175,539
The WhiteWave Foods Co.:
5.375%, 10/1/2022	7,375,000	7,974,219
Whole Foods Market Inc. - 144A:
5.200%, 12/3/2025(2)	8,650,000	9,085,130
		55,772,993

Energy - Independent		3.01%
Anadarko Finance Co.:
Series B, 7.500%, 5/1/2031	8,100,000	8,795,369
Apache Corp.:
3.250%, 4/15/2022	6,075,000	5,876,433
Burlington Resources Inc.:
6.875%, 2/15/2026	1,000,000	1,142,138
Concho Resources Inc.:
5.500%, 4/1/2023	7,050,000	6,944,250
Devon Energy Corp.:
3.250%, 5/15/2022	9,750,000	8,261,506
Range Resources Corp. - 144A:
4.875%, 5/15/2025(2)	6,400,000	5,632,000
Southwestern Energy Co.:
7.500%, 2/1/2018	3,820,000	3,218,350
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,700,000	1,139,000
		41,009,046

Energy - Midstream		2.17%
Boardwalk Pipelines LP:
3.375%, 2/1/2023	3,925,000	3,318,058
MPLX LP - 144A:
4.875%, 6/1/2025(2)	6,700,000	6,122,741
Sabine Pass LNG LP:
7.500%, 11/30/2016	14,550,000	14,981,044
Tennessee Gas Pipeline Co.:
8.375%, 6/15/2032	4,775,000	5,172,934
		29,594,777

Transportation		0.80%
American Airlines 2013-2 Class A Pass Through Trust:
4.950%, 1/15/2023	8,716,628	9,336,990
CSX Transportation Inc.:
9.750%, 6/15/2020	1,250,000	1,575,789
		10,912,779

Total Industrial
(Cost $293,277,435)		295,564,772

Utility		3.51%
Electric		3.51%
Commonwealth Edison Co.:
Series 104, 5.950%, 8/15/2016	7,375,000	7,510,036

Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	$1,703,492
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	4,895,295
3.900%, 6/15/2021	4,275,000	4,684,904
Nevada Power Co.:
Series R, 6.750%, 7/1/2037	2,850,000	3,822,699
Oncor Electric Delivery Co. LLC:
7.000%, 9/1/2022	13,178,000	16,344,621
Public Service Co. of Oklahoma:
6.150%, 8/1/2016	3,075,000	3,118,345
San Diego Gas & Electric Co.:
6.000%, 6/1/2026	3,550,000	4,452,144
Tenaska Alabama II Partners LP - 144A:
6.125%, 3/30/2023(2)	166,822	175,727
Tenaska Virginia Partners LP - 144A:
6.119%, 3/30/2024(2)	155,252	162,647
WPD Holdings Inc - 144A (United Kingdom):
7.250%, 12/15/2017(2)	875,000	921,530
		47,791,440

Total Utility
(Cost $42,419,094)		47,791,440

Total Corporate Bonds
(Cost $551,267,532)		563,154,160

	Principal Amount	Market Value
MUNICIPAL BONDS		6.32%
California		2.29%
City of San Francisco CA Public Utilities Commission Water Revenue,
6.000%, 11/1/2040	11,750,000	14,997,348
University of California,
6.270%, 5/15/2031	5,875,000	6,565,430
		21,562,778

San Diego County Regional Airport Authority,
6.628%, 7/1/2040	8,430,000	9,659,600

District Of Columbia		0.89%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	12,105,016

Texas		0.25%
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,431,696

Washington		2.89%
State of Washington:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	7,040,647
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,695,300
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	7,475,000	9,660,914
		27,396,861

Port of Seattle WA,
7.000%, 5/1/2036	10,520,000	11,985,015

Total Municipal Bonds
(Cost $83,517,733)		86,140,966
	Principal Amount	Market Value
ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES PASSTHROUGH & RESIDENTIAL MORTGAGE-BACKED SECURITIES		35.00%
Asset Backed Securities		4.07%
Harley-Davidson Motorcycle Trust 2015-1:
Series 2015-1, Class A3, 1.410%, 6/15/2020	15,000,000	$15,026,997
Honda Auto Receivables 2015-2 Owner Trust:
Series 2015-2, Class A3, 1.040%, 2/21/2019	8,590,000	8,580,505
NextGear Floorplan Master Owner Trust - 144A:
Series 2015-2A, Class A, 2.380%, 10/15/2020(2)	13,905,000	13,804,694
		37,412,196

Chase Issuance Trust:
Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,225,000	12,322,800
Series 2015-A5, Class A5, 1.360%, 4/15/2020	2,300,000	2,307,363
		14,630,163

Aircraft Lease Securitisation Ltd. - 144A:
4/26/12, Series 2007-1A, Class G3, 0.701%, 5/10/2032(1)(2)	944,203	932,400

Centerpoint Energy Transition Bond Co. III LLC:
Series 2008-A, Class A1, 4.192%, 2/1/2017	392,554	396,652

Marriott Vacation Club Owner Trust - 144A:
11/5/10, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	1,998,097	2,037,921

Total Asset Backed Securities
(Cost $55,305,207)		55,409,332

Commercial Mortgage-Backed Securities		2.63%
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)	4,500,000	4,545,829
6.113%, 1/15/2020(2)	8,975,000	9,914,357
4.883%, 8/15/2020(2)	5,900,000	6,326,865
GTP Acquisition Partners I LLC - 144A:
3.482%, 6/16/2025(2)	10,800,000	10,959,300
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(3)	3,916,703	4,098,830
		35,845,181

Total Commercial Mortgage-Backed Securities
(Cost $33,742,978)		35,845,181

Mortgage-Backed Securities Passthrough		25.32%
Fannie Mae Pool:
Pool #932361, 4.000%, 1/1/2025	3,479,472	3,701,854
Pool #AC8938, 4.500%, 1/1/2025	5,293,104	$5,680,246
Pool #AD4268, 4.500%, 3/1/2025	3,269,277	3,525,493
Pool #AS6548, Series 2016-, 2.500%, 1/1/2031	11,524,557	11,877,669
Pool #AB4853, 3.000%, 4/1/2032	16,393,667	17,096,810
Pool #725705, 5.000%, 8/1/2034	318,354	353,837
Pool #735288, 5.000%, 3/1/2035	1,729,808	1,920,424
Pool #255706, 5.500%, 5/1/2035	1,797,795	2,038,116
Pool #MA2354, Series 2015-, 3.500%, 8/1/2035	16,089,497	16,978,998
Pool #735897, 5.500%, 10/1/2035	1,280,501	1,449,340
Pool #850582, 5.500%, 1/1/2036	461,632	517,736
Pool #745275, 5.000%, 2/1/2036	1,796,793	1,992,939
Pool #845471, 5.000%, 5/1/2036	139,676	149,097
Pool #888016, 5.500%, 5/1/2036	2,189,715	2,479,389
Pool #190377, 5.000%, 11/1/2036	1,705,498	1,891,123
Pool #256526, 6.000%, 12/1/2036	1,470,430	1,636,683
Pool #888405, 5.000%, 12/1/2036	345,115	382,654
Pool #907772, 6.000%, 12/1/2036	346,851	385,466
Pool #910881, 5.000%, 2/1/2037	1,255,790	1,339,486
Pool #889108, 6.000%, 2/1/2038	1,308,999	1,491,310
Pool #889579, 6.000%, 5/1/2038	2,103,307	2,398,133
Pool #995373, Series 2009-, 4.500%, 2/1/2039	10,535,966	11,500,233
Pool #995838, 5.500%, 5/1/2039	1,741,758	1,959,675
Pool #AE0395, 4.500%, 10/1/2040	7,880,301	8,600,505
Pool #AE0949, 4.000%, 2/1/2041	4,940,438	5,297,482
Pool #AL3287, Series 2013-, 4.500%, 9/1/2041	5,017,544	5,477,279
Pool #AL0933, Series 2011-, 5.000%, 10/1/2041	2,128,794	2,364,543
Pool #AL5315, Series 2014-, 4.000%, 6/1/2042	3,604,557	3,876,051
Pool # MA1273, 3.500%, 12/1/2042	6,073,092	6,385,600
Pool #AL4010, Series 2013-, 3.500%, 7/1/2043	17,853,651	18,879,818
Pool #MA1700, Series 2013-, 4.500%, 12/1/2043	5,103,794	5,557,287
Pool #AW4796, Series 2014-, 4.000%, 4/1/2044	5,544,068	5,944,847
Pool #MA1917, Series 2014-, 4.500%, 6/1/2044	1,233,882	1,342,861

Pool #MA2005, Series 2014-, 4.500%, 8/1/2044	1,573,342	$1,712,064
Pool #AX2530, Series 2014-, 4.000%, 11/1/2044	6,673,929	7,139,933
Pool #MA2091, Series 2014-, 4.000%, 11/1/2044	8,363,834	8,738,598
Pool #MA2145, Series 2014-, 4.000%, 1/1/2045	18,027,088	19,275,083
Pool #AY3374, Series 2015-, 3.500%, 4/1/2045	18,384,633	19,362,792
Pool #AL7911, Series 2015-, 3.500%, 12/1/2045	11,726,491	12,349,266
Freddie Mac Gold Pool:
Gold Pool #G08061, 5.500%, 6/1/2035	158,684	179,356
Gold Pool #G08079, 5.000%, 9/1/2035	1,844,009	2,043,929
Gold Pool #G01960, 5.000%, 12/1/2035	576,685	639,055
Gold Pool #A41748, 5.000%, 1/1/2036	788,421	871,400
Gold Pool #A42128, 5.500%, 1/1/2036	669,035	750,814
Gold Pool #G02064, 5.000%, 2/1/2036	945,397	1,048,210
Gold Pool #G05200, 5.000%, 5/1/2036	2,952,471	3,273,909
Gold Pool #G02252, 5.500%, 7/1/2036	1,712,321	1,919,371
Gold Pool #G02386, 6.000%, 11/1/2036	1,164,677	1,326,192
Gold Pool #G03189, 6.500%, 9/1/2037	2,115,332	2,408,256
Gold Pool #A86876, 5.000%, 6/1/2039	1,699,367	1,868,809
Gold Pool #A91161, 4.500%, 2/1/2040	3,648,993	3,976,390
Gold Pool #A92533, 4.500%, 6/1/2040	3,966,045	4,323,788
Gold Pool #A93505, 4.500%, 8/1/2040	5,206,858	5,676,326
Gold Pool #A97047, 4.500%, 2/1/2041	4,447,899	4,849,177
Gold Pool #A97620, 4.500%, 3/1/2041	7,698,274	8,393,224
Gold Pool #Q05168, 4.000%, 12/1/2041	14,851,283	15,894,212
Gold Pool #Q05601, 4.000%, 1/1/2042	8,565,190	9,169,996
Gold Pool #C03789, 4.000%, 3/1/2042	7,221,122	7,728,310
Gold Pool #G08607, Series 2014-, 4.500%, 9/1/2044	3,355,952	3,650,550
Gold Pool #G07961, Series 2015-, 3.500%, 3/1/2045	13,266,305	13,951,748
Gold Pool #G08687, Series 2016-, 3.500%, 1/1/2046	9,741,920	10,212,609
Gold Pool #G08693, Series 2016-, 3.500%, 2/1/2046	12,417,935	13,017,918
Ginnie Mae I pool:
Pool #550656, 5.000%, 9/15/2035	270,376	303,372
Ginnie Mae II pool:
Pool #G24496, 5.000%, 7/20/2039	1,449,999	$1,609,196
		344,136,837

Freddie Mac Non Gold Pool:
Pool #781958, 2.400%, 9/1/2034(1)	143,217	149,016
Pool #1G1317, 6.195%, 11/1/2036(1)	702,700	737,026
		886,042

Total Mortgage-Backed Securities Passthrough
(Cost $336,465,195)		345,022,879

Residential Mortgage-Backed Securities		2.98%
American Home Mortgage Investment Trust 2004-4:
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(4)	4,376,040	4,487,183
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	361,360	357,206
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	184,063	183,462
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 2.770%, 8/25/2033(1)	3,055,759	3,019,861
Series 2005-8, Class A14, 5.500%, 9/25/2035	209,212	44,072
Banc of America Mortgage Trust:
Series 2003-E, Class 3A1, 2.703%, 6/25/2033(1)	2,553,015	2,478,653
Bear Stearns Co Asset Backed Securities Trust 2003-AC4:
Series 2003-AC4, Class A, 5.500%, 9/25/2033(4)	6,570,066	6,572,723
CHL Mortgage Pass-Through Trust 2004-HYB2:
Series 2004-HYB2, Class 5A, 2.772%, 7/20/2034(1)	3,662,794	3,566,628
CWABS Asset-Backed Certificates Trust 2005-1:
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	1,494,153	1,522,997
GSR Mortgage Loan Trust 2005-3F:
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035(1)	1,934,911	1,960,489
JP Morgan Mortgage Trust 2013-2 - 144A:
6/10/13, Series 2013-2, Class A2, 3.500%, 5/25/2043(2)	4,115,793	4,194,927
MASTR Alternative Loan Trust 2005-3:
Series 2005-3, Class 3A1, 6.500%, 4/25/2035(1)	4,490,004	4,545,272
PHHMC Series 2007-2 Trust:
Series 2007-2, Class A2, 5.770%, 5/18/2037(1)	2,879,235	2,949,157
Renaissance Home Equity Loan Trust 2005-2:
Series 2005-2, Class AF6, 4.781%, 8/25/2035(4)	4,587,505	$4,711,644
		40,594,274

Total Residential Mortgage-Backed Securities
(Cost $41,144,574)		40,594,274

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
(Cost $466,657,954)		476,871,666

U.S. TREASURY BONDS & NOTES		15.64%
United States Treasury Note/Bond:
0.625%, 12/31/2016	14,000,000	14,007,112
2.625%, 8/15/2020	17,750,000	18,871,853
1.625%, 8/15/2022	34,375,000	34,657,666
2.125%, 5/15/2025	36,575,000	37,728,685
2.250%, 11/15/2025	14,000,000	14,576,408
5.000%, 5/15/2037	3,250,000	4,757,886
4.375%, 2/15/2038	2,050,000	2,773,025
4.375%, 11/15/2039	15,000,000	20,200,485
4.750%, 2/15/2041	18,350,000	26,083,167
3.125%, 11/15/2041	8,500,000	9,464,223
2.875%, 5/15/2043	21,600,000	22,775,774
2.500%, 2/15/2045	7,375,000	7,194,372
		213,090,656
Total U.S. Treasury Bonds & Notes
(Cost $196,210,515)		213,090,656

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.50%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	6,767,750	6,767,750

Total Money Market Mutual Funds
(Cost $6,767,750)		6,767,750

Total Investments
(Cost $1,313,710,912)	99.43%	1,354,766,746

Other Assets in Excess of Liabilities	0.57%	7,799,531

Net Assets	100.00%	$1,362,566,277

See Notes to Quarterly Statements of Investments.

(1)	This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Aircraft Lease Securitisation Ltd. - 144A	0.701%	05/10/2032	4/26/12	899,676	932,400	0.07% ^
Cox Communications, Inc. - 144A	9.375%	01/15/2019	5/29/2015	2,962,052	2,937,263	0.22% ^
Crown Castle Towers LLC - 144A	5.495%	01/15/2017	7/29/10	4,500,000	4,545,829	0.33% ^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/10	8,975,000	9,914,357	0.73% ^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	1/8/10	5,900,000	6,326,865	0.47%^
Emigrant Capital Trust II - 144A	3.156%	04/14/2034	8/11/04	846,975	544,846	0.04%
FMR Corp. - 144A	7.490%	06/15/2019	3/6/07	5,298,419	5,823,235	0.43%^
First Tennessee Bank - 144A	9.375%	02/10/2015	3/16/05	1,500,000	995,813	0.07%
Frontier Communications Corp. - 144A	8.875%	09/15/2020	9/11/2015	4,322,774	4,451,875	0.33%^
GE Capital International Funding Co. - 144A	0.964%	04/15/2016	2/26/2014	14,365,854	14,382,849	1.06%^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	5/20/2015 - 5/27/2015	10,823,783	10,959,300	0.80%^
Kraft Heinz Foods Co. - 144A	4.875%	02/15/2025	1/11/2016	7,179,505	7,473,049	0.55%^
JP Morgan Mortgage Trust 2013-2 - 144A	3.500%	05/25/2043	6/10/13	4,153,455	4,194,927	0.31%^
MPLX LP - 144A	4.875%	06/01/2025	5/28/2015	6,639,028	6,122,741	0.45%^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/5/10	1,997,899	2,037,921	0.15%^
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	3/24/2015	7,719,615	6,827,116	0.50%^
NextGear Floorplan Master Owner Trust	2.380%	10/15/2020	10/23/2015	13,903,861	13,804,694	1.02%^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	7/16/2015 - 8/10/2015	7,193,263	7,422,776	0.54%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/4/2014 - 11/12/2014	7,351,509	6,977,062	0.51%^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/7/2015 - 5/18/2015	6,397,958	5,632,000	0.41%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 1/19/2005	155,200	162,647	0.01%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/9/2003 - 9/4/2009	167,850	175,727	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	12,143,716	10,175,539	0.75%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	3,544,195	4,098,830	0.30%
WPD Holdings Inc - 144A	7.250%	12/15/2017	10/15/2003 - 6/30/2006	869,842	921,530	0.07%^
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	10/7/2014	10,675,000	10,279,972	0.75%^
Whole Foods Market Inc. - 144A	5.200%	12/03/2025	11/30/2015	8,638,282	9,085,130	0.67%^
				159,124,711	157,206,293	11.55%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 11.14% of the Fund’s net assets as of March 31, 2016.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2016 these securities represented 0.30% of the Fund's net assets.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2016.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2016 (Unaudited)
	Principal Amount	Market Value
MUNICIPAL BONDS		95.58%
CERTIFICATE PARTICIPATION		23.24%
Education		3.82%
Douglas County School District No Re-1 Douglas & Elbert Counties:
5.000%, 1/15/2025(1)(2)	1,000,000	$1,113,090
4.000%, 1/15/2028(1)	1,675,000	1,896,368
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028(1)	2,160,000	2,651,487
Pueblo County School District No 70:
2.000%, 1/15/2017	200,000	201,732
1.500%, 1/15/2018	175,000	176,197
1.875%, 1/15/2019	180,000	183,408
2.100%, 1/15/2020	215,000	221,398
2.375%, 1/15/2021(1)	270,000	278,440
State of Colorado,
5.000%, 3/15/2024(1)	1,000,000	1,157,910
		7,880,030

General		19.42%
Auraria Higher Education Center,
6.000%, 5/1/2024(1)	499,000	578,136
City & County of Denver CO,
5.250%, 12/1/2024(1)	625,000	694,431
City of Aurora CO:
5.000%, 12/1/2024	850,000	1,063,222
5.000%, 12/1/2026(1)	1,000,000	1,132,810
5.000%, 12/1/2030(1)	875,000	983,859
City of Glendale CO,
5.000%, 12/1/2025, AGM(3)	2,000,000	2,492,280
City of Longmont CO,
5.000%, 12/1/2028(1)	1,500,000	1,792,050
City of Pueblo CO,
5.500%, 8/15/2018, AGC(3)	500,000	548,665
City of Westminster CO:
4.000%, 12/1/2024(1)	1,215,000	1,383,897
5.000%, 12/1/2029(1)	835,000	1,002,752
5.000%, 12/1/2030(1)	1,000,000	1,196,190
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,210,600
5.250%, 11/1/2023(1)(2)	1,280,000	1,417,792
5.000%, 11/1/2024	1,000,000	1,249,530
5.000%, 11/1/2025	1,000,000	1,259,170
County of Adams CO:
5.000%, 12/1/2030(1)	500,000	603,290
5.000%, 12/1/2031(1)	550,000	660,495
County of Eagle CO:
5.250%, 12/1/2023(1)(2)	500,000	557,500
5.000%, 12/1/2025	250,000	311,080
5.000%, 12/1/2027(1)	495,000	602,460
5.000%, 12/1/2029(1)	490,000	587,975
County of Pueblo CO,
5.000%, 9/15/2019, AGM(3)	750,000	848,048
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, AGM(1)(2)(3)	800,000	857,832
Rangeview Library District:
5.000%, 12/15/2022, AGC(1)(2)(3)	1,815,000	2,014,687
5.000%, 12/15/2029, AGM(1)(3)	1,675,000	1,987,940
Regional Transportation District:
5.000%, 6/1/2020	1,200,000	1,380,072
5.000%, 12/1/2022, AMBAC(1)(3)	1,000,000	1,065,500
5.000%, 6/1/2026(1)	1,500,000	1,803,030
4.000%, 4/1/2022	250,000	$262,350
4.125%, 7/1/2026(1)	630,000	645,303
4.625%, 12/15/2028, MORAL OBLG(1)	250,000	250,245
5.000%, 8/15/2030(1)	750,000	856,598
5.000%, 11/1/2030(1)	500,000	584,925
5.000%, 11/15/2031(1)	1,000,000	1,139,360
5.000%, 12/1/2031(1)	1,500,000	1,722,210
5.000%, 10/1/2032(1)	1,340,000	1,489,624
5.000%, 7/1/2036(1)	1,000,000	1,113,280
5.625%, 1/15/2044(1)	495,000	537,253
		8,910,343

Facilities		0.42%
City & County of Denver CO Golf Revenue:
5.000%, 9/1/2018(1)	350,000	355,534
5.000%, 9/1/2019(1)	500,000	507,720
		863,254

General		4.74%
City & County of Denver CO,
5.250%, 9/1/2018, AGM(3)	1,500,000	1,650,375
City of Commerce City CO:
5.000%, 8/1/2026, AGM(1)(3)	350,000	422,667
5.000%, 8/1/2028, AGM(1)(3)	600,000	714,036
5.000%, 8/1/2028, BAM(1)(3)	375,000	457,046
5.000%, 8/1/2032, AGM(1)(3)	1,000,000	1,171,990
County of Boulder CO,
5.000%, 12/15/2025(1)(2)	1,000,000	1,110,020
Denver Convention Center Hotel Authority:
4.750%, 12/1/2035, XLCA(1)(3)	300,000	301,632
5.000%, 12/1/2035, XLCA(1)(3)	1,060,000	1,071,851
Grand Junction State Leasing Authority:
5.000%, 6/15/2020, NATL(1)(2)(3)	390,000	393,443
5.000%, 6/15/2023, NATL(1)(2)(3)	390,000	393,444
Puerto Rico Municipal Finance Agency (Puerto Rico),
5.000%, 8/1/2017, AGM(1)(3)	105,000	105,574
Town of Castle Rock CO,
6.000%, 6/1/2023, AGC(1)(3)	500,000	553,855
Town of Superior CO:
4.750%, 6/1/2017(1)	325,000	327,045
5.000%, 6/1/2026(1)	1,085,000	1,092,074
		9,765,052

Higher Education		1.93%
Auraria Higher Education Center,
4.000%, 4/1/2029, AGM(1)(3)	2,500,000	2,787,425
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024(1)	500,000	562,475
4.000%, 3/1/2025(1)	500,000	558,380
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.250%, 3/1/2024, NATL FGIC(1)(2)(3)	75,000	78,130
		3,986,410

Medical		15.54%
Aspen Valley Hospital District:
5.000%, 10/15/2021(1)	600,000	611,766
5.000%, 6/1/2028(1)	2,000,000	$2,405,020
Town of Breckenridge CO,
5.000%, 12/1/2035(1)	2,425,000	2,898,675
Town of Erie CO,
5.000%, 11/1/2027(1)	1,735,000	2,099,038
Town of Parker CO,
5.000%, 11/1/2030(1)	1,150,000	1,354,136
		40,042,162

Total Certificate Participation
(Cost $45,718,652)		$47,922,192

GENERAL OBLIGATION LTD		2.28%
Development		1.03%
Cherry Creek Corporate Center Metropolitan District,
5.000%, 6/1/2037(1)	1,100,000	1,114,223
Cuchares Ranch Metropolitan District,
5.000%, 12/1/2045(1)	1,000,000	1,004,820
		2,119,043

General Obligation		1.25%
Eaton Area Park & Recreation District,
5.500%, 12/1/2030(1)	470,000	509,386
Fossil Ridge Metropolitan District No 3,
5.000%, 12/1/2044(1)	1,000,000	1,052,020
Mountain Shadows Metropolitan District,
5.000%, 12/1/2035(1)	1,000,000	1,030,840
		2,592,246

Total General Obligation Ltd
(Cost $4,661,529)		$4,711,289

GENERAL OBLIGATION UNLTD		23.68%
Development		2.65%
Beacon Point Metropolitan District,
5.000%, 12/1/2030, AGM(1)	1,000,000	1,175,710
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029(1)	750,000	869,032
6.000%, 12/1/2038(1)	1,000,000	1,190,230
5.000%, 12/1/2043(1)	1,000,000	1,052,530
Wheatlands Metropolitan District,
5.000%, 12/1/2030, BAM(1)(3)	1,000,000	1,181,250
		5,468,752

Facilities		1.72%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,449,291
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021	1,930,000	2,096,617
		3,545,908

General Obligation		4.72%
Anthem West Metropolitan District,
5.000%, 12/1/2035, BAM(1)(3)	1,165,000	1,328,601
City & County of Denver CO,
5.000%, 8/1/2025(1)	750,000	822,323
Commonwealth of Puerto Rico:
5.500%, 7/1/2016, AGM(3)	760,000	767,395
5.500%, 7/1/2017, AGM(3)	1,170,000	1,216,157
5.500%, 7/1/2018, AGM(3)	600,000	628,890
5.500%, 7/1/2019, AGM(3)	910,000	958,084
5.250%, 7/1/2020, AGM(3)	1,140,000	1,187,606
5.250%, 7/1/2024, AGM(1)(3)	795,000	835,672

City of Aurora CO,
5.000%, 12/1/2022, AGM(1)(3)	1,000,000	$1,071,520
Colorado Health Facilities Authority:
5.000%, 1/1/2017	1,105,000	1,126,945
5.000%, 1/1/2018	1,630,000	1,696,423
5.000%, 12/1/2019	300,000	336,525
5.125%, 11/15/2020(1)(2)	345,000	354,722
5.000%, 12/1/2021	875,000	1,025,413
5.000%, 2/1/2022	200,000	228,208
5.000%, 9/15/2022(1)	850,000	892,474
5.000%, 1/1/2023(1)	1,000,000	1,132,230
5.000%, 2/1/2023	520,000	598,593
5.000%, 2/1/2023(1)	500,000	579,335
5.250%, 7/1/2024(1)	1,000,000	1,119,110
5.000%, 12/1/2024(1)	1,000,000	1,177,190
5.000%, 9/1/2025(1)	450,000	476,555
5.000%, 5/15/2027(1)	250,000	261,132
5.250%, 11/15/2027(1)(2)	1,000,000	1,028,940
5.000%, 1/15/2028(1)	1,150,000	1,408,037
5.000%, 9/1/2029(1)	1,000,000	1,148,680
5.000%, 5/15/2030(1)	500,000	590,110
5.000%, 10/1/2032(1)	500,000	563,905
5.000%, 1/15/2035(1)	2,000,000	2,340,400
1.875%, 7/1/2039	1,500,000	1,512,225
5.000%, 5/15/2040(1)	1,000,000	1,137,270
Denver Health & Hospital Authority:
5.000%, 12/1/2017(1)	1,500,000	1,539,585
5.000%, 12/1/2018(1)	550,000	564,481
5.000%, 12/1/2020(1)	1,500,000	1,539,390
University of Colorado Hospital Authority:
5.000%, 11/15/2016(1)	495,000	508,385
5.000%, 11/15/2027(1)	1,000,000	1,171,380
5.000%, 11/15/2036(1)	2,170,000	2,463,254
		32,051,605

Nursing Homes		1.22%
Colorado Health Facilities Authority:
5.250%, 6/1/2018(1)	220,000	221,703
5.250%, 6/1/2018(1)(2)	530,000	533,906
5.250%, 6/1/2020(1)	145,000	146,131
5.250%, 6/1/2020(1)(2)	355,000	357,616
5.000%, 6/1/2022	750,000	856,335
5.250%, 6/1/2023(1)	105,000	105,816
5.250%, 6/1/2023(1)(2)	295,000	297,174
		2,518,681

Transportation		0.47%
Northwest Parkway Public Highway Authority,
5.800%, 6/15/2025, AGM(1)(2)(3)	960,000	969,965

Utilities		1.21%
City of Colorado Springs CO Utilities System Revenue,
5.000%, 11/15/2027(1)	1,000,000	1,188,250
Platte River Power Authority,
4.000%, 6/1/2016	1,300,000	1,307,293
		2,495,543

Water		3.37%
City & County of Broomfield Co.,
5.000%, 12/1/2023(1)	1,285,000	1,535,575
City of Brighton CO Water Activity Revenue,
5.000%, 12/1/2029, AGC(1)(3)	1,515,000	1,719,116
City of Fort Collins CO Wastewater Utility Revenue,
5.000%, 12/1/2027(1)	465,000	514,913
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, AGM(1)(3)	1,575,000	1,684,148
East Cherry Creek Valley Water & Sanitation District,
5.000%, 11/15/2031(1)	1,235,000	1,489,101
		6,942,853
5.375%, 7/1/2025, AGM(1)(3)	775,000	$819,175
Eagle Bend Metropolitan District No 2,
5.000%, 12/1/2037(1)(3)	1,000,000	1,171,680
		9,735,583

School District		14.59%
Adams & Weld Counties School District No 27J Brighton.:
5.000%, 12/1/2035(1)	2,000,000	2,411,260
5.000%, 12/1/2036(1)	1,000,000	1,200,900
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, NATL(1)(2)(3)	2,385,000	1,609,493
Arapahoe County School District No 5 Cherry Creek,
5.000%, 12/15/2024	3,120,000	3,960,372
Arapahoe County School District No. 1 Englewood,
5.000%, 12/1/2029(1)	2,440,000	2,907,187
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J:
3.000%, 12/15/2016	1,720,000	1,748,672
4.000%, 12/15/2017	1,400,000	1,477,434
Denver City & County School District No 1,
5.000%, 12/1/2026(1)	2,000,000	2,519,920
Douglas County School District No Re-1 Douglas & Elbert Counties,
zero coupon, 12/15/2022	1,660,000	1,494,000
Durango School District No 9-R:
4.500%, 11/1/2023(1)	1,000,000	1,163,270
5.000%, 11/1/2024(1)	1,000,000	1,195,280
Garfield County School District No Re002 Garfield:
5.000%, 12/1/2024, AGM(1)(2)(3)	800,000	823,040
4.750%, 12/1/2025, AGM(1)(2)(3)	1,000,000	1,027,170
Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork,
5.000%, 12/15/2023(1)	1,500,000	1,794,540
Jefferson County School District R-1,
5.250%, 12/15/2025, AGM(1)(2)(3)	500,000	516,295
Moffat County School District No Re001 Craig,
5.250%, 12/1/2026, AGM(1)(2)(3)	1,030,000	1,106,993
Morgan County School District No 3 Fort Morgan:
5.000%, 12/1/2028(1)	1,210,000	1,469,279
5.000%, 12/1/2030(1)	635,000	764,426
Routt-Rio Blanco Counties School District Re-3 South Routt/CO:
1.500%, 12/1/2016	630,000	633,950
1.500%, 12/1/2017	255,000	258,394
		30,081,875

Total General Obligation Unltd
(Cost $47,115,859)		$48,832,118

REVENUE BONDS		38.07%
Airport		2.14%
City & County of Denver CO Airport System Revenue:
5.250%, 11/15/2028(1)	1,000,000	1,141,170
4.000%, 11/15/2031	3,000,000	3,274,500
		4,415,670

Build America Bonds		2.71%
University of Colorado,
6.264%, 6/1/2036(1)	5,000,000	5,575,500

Education		4.32%
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/1/2019	115,000	128,840
5.000%, 12/15/2021, MORAL OBLG(1)	180,000	$180,355
Total Revenue Bonds
(Cost $76,203,709)		$78,494,876

REVENUE NOTES		2.93%
Education		2.93%
Colorado State Education Loan Program,
3.000%, 6/29/2016	6,000,000	$6,034,080

Total Revenue Notes
(Cost $6,040,382)		$6,034,080

TAX ALLOCATION		5.38%
Development		1.89%
Denver Urban Renewal Authority:
5.000%, 12/1/2024(1)	500,000	596,465
5.000%, 12/1/2025(1)	1,000,000	1,193,620
Plaza Metropolitan District No 1:
4.000%, 12/1/2016	1,000,000	1,013,070
5.000%, 12/1/2022	1,000,000	1,098,290
		3,901,445

General		3.49%
Fountain Urban Renewal Authority,
4.500%, 11/1/2029(1)	2,000,000	2,057,960
Park Creek Metropolitan District:
5.000%, 12/1/2026(1)	730,000	862,992
5.000%, 12/1/2027(1)	620,000	727,799
Thornton Development Authority:
5.000%, 12/1/2023	300,000	362,400
5.000%, 12/1/2024	440,000	537,381
5.000%, 12/1/2025(1)	325,000	394,072
5.000%, 12/1/2026(1)	425,000	511,623
5.000%, 12/1/2030(1)	500,000	583,595
5.000%, 12/1/2031(1)	1,000,000	1,160,520
		7,198,342

Total Tax Allocation
(Cost $10,690,430)		$11,099,787

Total Municipal Bonds
(Cost $190,430,561)		197,094,342

MONEY MARKET MUTUAL FUNDS		4.21%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	2,129,089	2,129,089
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.231%)	6,553,875	6,553,875

Total Money Market Mutual Funds
(Cost $8,682,964)		8,682,964

Total Investments
(Cost $199,113,525)	99.79%	205,777,306

Other Assets in Excess of Liabilities	0.21%	428,318

Net Assets	100.00%	$206,205,624

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statements of Investments.
(2)	This security is prerefunded in advance of the next call date.
(3)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal.
AMBAC	AmbacAssurance Corporation.
BAM	Build America Mutual
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL	National Public Finance Guarantee Corporation
NATL FGIC	National Public Finance Guarantee Corporation / Financial Guaranty Insurance Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2016 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Fixed-income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2016, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of March 31, 2016, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Japan, Australia, and the United Kingdom. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.  As of March 31, 2016, none of the Funds held when-issued or forward commitment securities.

3. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of March 31, 2016
Gross appreciation (excess of value over tax cost)	$5,850,833	$9,809,335	$4,807,278
Gross depreciation (excess of tax cost over value)	(530,273)	(2,975,239)	(2,906,911)
Net unrealized appreciation/(depreciation)	$5,320,560	$6,834,096	$1,900,367
Cost of investment for income tax purposes	$22,382,367	$65,135,096	$45,921,566

	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund
As of March 31, 2016
Gross appreciation (excess of value over tax cost)	$687,447	$6,006,850	$9,720,210
Gross depreciation (excess of tax cost over value)	(696,902)	(1,919,449)	(2,454,480)
Net unrealized appreciation/(depreciation)	$(9,455)	$4,087,401	$7,265,730
Cost of investment for income tax purposes	$6,302,590	$37,455,728	$49,198,603

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund
As of March 31, 2016
Gross appreciation (excess of value over tax cost)	$28,202,824	$1,798,528	$27,066,713
Gross depreciation (excess of tax cost over value)	(4,112,931)	(971,093)	(14,625,252)
Net unrealized appreciation	$24,089,893	$827,435	$12,441,461
Cost of investment for income tax purposes	$166,572,295	$13,950,933	$72,080,979

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2016
Gross appreciation (excess of value over tax cost)	$1,649,135	$60,922,295	$7,621,673
Gross depreciation (excess of tax cost over value)	(5,312,679)	(19,867,893)	(957,892)
Net unrealized appreciation/(depreciation)	$(3,663,544)	$41,054,402	$6,663,781
Cost of investment for income tax purposes	$63,392,858	$1,313,712,344	$199,113,525

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments
Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,348,960	$–	$–	$27,348,960
Money Market Mutual Funds	353,967	–	–	353,967
Total	$27,702,927	$–	$–	$27,702,927

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,458,544	$–	$–	$70,458,544
Money Market Mutual Funds	1,510,648	–	–	1,510,648
Total	$71,969,192	$–	$–	$71,969,192

Westcore Select Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,821,933	$–	$–	$47,821,933
Total	$47,821,933	$–	$–	$47,821,933

Westcore Small-Cap Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,103,151	$–	$–	$6,103,151
Money Market Mutual Funds	189,984	–	–	189,984
Total	$6,293,135	$–	$–	$6,293,135

Westcore Blue Chip Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,390,700	$–	$–	$41,390,700
Money Market Mutual Funds	152,429	–	–	152,429
Total	$41,543,129	$–	$–	$41,543,129

Westcore Mid-Cap Value Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$53,849,666	$–	$–	$53,849,666
Money Market Mutual Funds	2,614,667	–	–	2,614,667
Total	$56,464,333	$–	$–	$56,464,333

Westcore Small-Cap Value Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$5,936,203	$–	$–	$5,936,203
Capital Goods	32,458,824	–	–	32,458,824
Consumer	31,598,160	–	–	31,598,160
Energy	5,299,239	–	–	5,299,239
Interest Rate Sensitive	49,096,170	–	–	49,096,170
Medical / Healthcare	10,924,226	–	–	10,924,226
REITs	23,029,411	–	–	23,029,411
Technology	21,585,579	–	–	21,585,579
Utilities	8,560,161	–	–	8,560,161
Money Market Mutual Funds	–	2,174,215	$–	2,174,215
Total	$188,487,973	$2,174,215	$–	$190,662,188

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$13,881,524	$–	$–	$13,881,524
Rights and Warrants	–	–	4,361	4,361
Money Market Mutual Funds	795,117	97,366	–	892,483
Total	$14,676,641	$97,366	$4,361	$14,778,368

Westcore International Small-Cap Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$22,616,668	$–	$1,707,820	$24,324,488
Consumer Staples	3,233,410	–	–	3,233,410
Financials	16,465,449	–	–	16,465,449
Health Care	4,947,460	–	–	4,947,460
Industrials	12,809,599	–	–	12,809,599
Information Technology	22,742,034	–	–	22,742,034
Total	$82,814,620	$–	$1,707,820	$84,522,440

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$195,252	$–	$195,252
Liabilities
Forward Foreign Currency Contracts	–	(223,681)	–	(223,681)
Total	$–	$(28,429)	$–	$(28,429)

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$1,399,008	$–	$–	$1,399,008
Corporate Bonds	–	53,266,819	–	53,266,819
Money Market Mutual Funds	2,991,439	–	–	2,991,439
Mortgage Backed Security
Commercial Mortgage-Backed Securities	–	–	1,603,890	1,603,890
Residential Mortgage-Backed Securities	–	468,158	–	468,158
Total	$4,390,447	$53,734,977	$1,603,890	$59,729,314

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,745,735	$995,813	$–	$8,741,548
Corporate Bonds	–	563,154,160	–	$563,154,160
Municipal Bonds	–	86,140,966	–	86,140,966
Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
Asset Backed Securities	–	55,409,332	–	55,409,332
Commercial Mortgage-Backed Securities	–	31,746,351	4,098,830	35,845,181
Mortgage-Backed Securities Passthrough	–	345,022,879	–	345,022,879
Residential Mortgage-Backed Securities	–	40,594,274	–	40,594,274
U.S. Treasury Bonds & Notes	–	213,090,656	–	213,090,656
Money Market Mutual Funds	6,767,750	–	–	6,767,750
Total	$14,513,485	$1,336,154,431	$4,098,830	$1,354,766,746

Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$197,094,342	$–	$197,094,342
Money Market Mutual Funds	6,553,875	2,129,089	–	8,682,964
Total	$6,553,875	$199,223,431	$–	$205,777,306

*	For detailed Industry descriptions, see the accompanying Statements of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  When the trigger is not met at period end it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of March 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2015.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at March 31, 2016:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$26,994,206			$(26,994,206)
Total	$26,994,206	$-	$-	$(26,994,206)

All securities of the Funds, except for Westcore International Small-Cap, Westcore Flexible Income and Westcore Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2016. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore International Small-Cap Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of March 31, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2016
Common Stock	$2,797,246	$-	$-	$(1,089,426)	$-	$-	$1,707,820	$(1,089,426)
Total	$2,797,246	$-	$-	$(1,089,426)	$-	$-	$1,707,820	$(1,089,426)

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of March 31, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2016
Commercial Mortgage-Backed Security	$1,581,689	$2,873	$1,587	$42,205	$(24,464)	$-	$1,603,890	$42,205
Total	$1,581,689	$2,873	$1,587	$42,205	$(24,464)	$-	$1,603,890	$42,205

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of March 31, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2016
Commercial Mortgage-Backed Security	$4,042,093	$5,413	$5,984	$107,859	$(62,519)	$-	$4,098,830	$97,857
Total	$4,042,093	$5,413	$5,984	$107,859	$(62,519)	$-	$4,098,830	$97,857

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2016:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at March 31, 2016	Valuation Technique	Unobservable Input(a)	Level/Range

Westcore International Small-Cap Fund
Common Stock	$1,707,820	Performance Multiple Approach*	EBITDA Multiple Liquidity Adjustment	1.75 50%
Total	$1,707,820

Westcore Flexible Income Fund
Commercial Mortgage-Backed Security	$1,603,890	Adjusted Spread Pricing**	Comparability Adjustment Liquidity Adjustment	1.95% 0.30%
Total	$1,603,890

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security	$4,098,830	Adjusted Spread Pricing**	Comparability Adjustment Liquidity Adjustment	1.95% 0.30%
Total	$4,098,830

*	Trading of this security is halted. Denver Investments estimates the fair value by using a Performance Multiple technique using an EBITDA Multiple that is estimated based on market and company information as well as factoring in the uncertainty from lack of trading on the exchange where the common stock is listed, and for any other material market information about the common stock.

**	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase
EBITDA Multiple	Increase	Decrease

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  During the period ended March 31, 2016, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at March 31, 2016	Market Value at March 31, 2016	Dividends	Realized Gains/(Losses)
Decmil Group Ltd. (Australia)(a)	4,463,723	-	2,851,183	1,612,540	951,791	44,377	(3,986,317)
					$951,791	$44,377	$(3,986,317)

(a)	As of March 31, 2016 no longer an affiliate.

Item 2 - Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	May 26, 2016

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date:	May 26, 2016